                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-2901
                                   ------------


                   RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:     11/30
                         --------------
Date of reporting period:    11/30
                         --------------

   Annual Report

                                                       RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS

   RIVERSOURCE(SM)
   TAX-EXEMPT HIGH INCOME FUND

   ANNUAL REPORT FOR
   THE PERIOD ENDED
   NOV. 30, 2006

>  RIVERSOURCE TAX-EXEMPT HIGH
   INCOME FUND SEEKS TO PROVIDE
   SHAREHOLDERS WITH A HIGH YIELD
   GENERALLY EXEMPT FROM FEDERAL
   INCOME TAXES.

   This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

TABLE OF CONTENTS

Fund Snapshot .........................................................     3

Performance Summary ...................................................     5

Questions & Answers with Portfolio Management .........................     7

The Fund's Long-term Performance ......................................    12

Investments in Securities .............................................    14

Financial Statements ..................................................    46

Notes to Financial Statements .........................................    49

Report of Independent Registered Public Accounting Firm ...............    65

Federal Income Tax Information ........................................    66

Fund Expenses Example .................................................    69

Board Members and Officers ............................................    71

Proxy Voting ..........................................................    74

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


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2 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2006

FUND OVERVIEW

RiverSource Tax-Exempt High Income Fund invests in municipal bonds issued by state and local governments to provide income that is generally exempt from federal income tax. The Fund invests in a broad range of medium and high quality municipal bonds and also includes a small portion of lower quality bonds to help provide greater income potential than a typical municipal bond fund. The Fund pays monthly dividends.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

Non-investment grade bonds                   2.2%
AAA bonds                                   57.2%
AA bonds                                    15.9%                  [PIE CHART]
A bonds                                     10.1%
BBB bonds                                   14.6%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. 3.9% of the portfolio ratings above was determined through internal analysis.

TOP TEN STATES/TERRITORIES

Percentage of portfolio assets

California                                  19.8%
New York                                    12.1%
Massachusetts                                5.0%
Puerto Rico                                  4.6%
Minnesota                                    4.3%
North Carolina                               4.1%
Texas                                        4.0%
Washington                                   3.3%
Tennessee                                    3.3%
Michigan                                     3.3%

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


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RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 3

FUND SNAPSHOT AT NOV. 30, 2006

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

    DURATION
SHORT  INT. LONG
              X HIGH
              X MEDIUM   QUALITY
                LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SEC YIELDS

                                         AT NOV. 30, 2006   AT DEC. 29, 2006*
Class A                                       2.97%              3.00%
Class B                                       2.36%              2.39%
Class C                                       2.36%              2.39%
Class Y                                       3.27%              3.67%

*     The last business day of the period.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 6 for additional performance information.

PORTFOLIO MANAGER

                                                         YEARS IN INDUSTRY
Rick LaCoff*                                                     14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

FUND FACTS

                                            TICKER SYMBOL      INCEPTION DATE
Class A                                        INHYX                 5/7/79
Class B                                        IHYBX                3/20/95
Class C                                        AHECX                6/26/00
Class Y                                           --                3/20/95

Total net assets                                            $ 3.187 billion

Number of holdings                                                      548

Effective maturity(1)                                              14 years

Effective duration(2)                                             6.2 years

Weighted average bond rating(3)                                         AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


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4 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON

                         For the year ended Nov. 30, 2006

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 RiverSource
 Tax-Exempt
 High Income        Lehman Brothers
 Fund Class A        3-Plus Year           Lipper General
  (excluding         Municipal Bond        Municipal Debt
sales charge)      Index (unmanaged)        Funds Index
    +5.81%               +6.46%                +6.47%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


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RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AS OF NOV. 30, 2006

                                                                        SINCE
Without sales charge          1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Class A (inception 5/7/79)    +5.81%    +4.06%    +4.65%    +4.94%      +6.91%
Class B (inception 3/20/95)   +5.01%    +3.27%    +3.86%    +4.15%      +4.58%
Class C (inception 6/26/00)   +5.25%    +3.35%    +3.91%      N/A       +4.63%
Class Y (inception 3/20/95)   +6.19%    +4.27%    +4.79%    +5.07%      +5.52%
With sales charge
Class A (inception 5/7/79)    +0.78%    +2.39%    +3.64%    +4.43%      +6.73%
Class B (inception 3/20/95)   +0.01%    +2.01%    +3.52%    +4.15%      +4.58%
Class C (inception 6/26/00)   +4.25%    +3.35%    +3.91%      N/A       +4.63%

AS OF DEC. 31, 2006

                                                                        SINCE
Without sales charge          1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Class A (inception 5/7/79)    +4.47%    +3.65%    +4.76%    +4.90%      +6.88%
Class B (inception 3/20/95)   +3.68%    +2.87%    +3.98%    +4.12%      +4.51%
Class C (inception 6/26/00)   +3.69%    +2.87%    +3.93%      N/A       +4.46%
Class Y (inception 3/20/95)   +4.85%    +3.87%    +4.85%    +5.04%      +5.45%
With sales charge
Class A (inception 5/7/79)    -0.50%    +1.99%    +3.75%    +4.40%      +6.69%
Class B (inception 3/20/95)   -1.32%    +1.61%    +3.63%    +4.12%      +4.51%
Class C (inception 6/26/00)   +2.69%    +2.87%    +3.93%      N/A       +4.46%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class Y shares. This share class is available to institutional investors only.


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6 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Rick LaCoff discusses the Fund's positioning and results for the 12 months ended Nov. 30, 2006. Rick LaCoff replaced David Kerwin as portfolio manager of the Fund effective July 24, 2006.

The specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organization. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

Q: How did RiverSource Tax-Exempt High Income Fund perform for the fiscal year?

A: RiverSource Tax-Exempt High Income Fund's Class A Shares (excluding sales charge) gained 5.81% for the 12 months ended Nov. 30, 2006. The Fund underperformed the Lehman Brothers 3-Plus Year Municipal Bond Index (Lehman 3-Plus Index), which rose 6.46% for the period. The Fund also underperformed the Lipper General Municipal Debt Funds Index (Lipper Index), representing the Fund's peer group, which advanced 6.47% for the same time frame.


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RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 7

QUESTIONS & ANSWERS

Q: What factors most significantly affected performance during the annual period?

A: The tax-exempt fixed income market produced positive performance during the period. Tax-exempt yields actually moved higher across the short-term portion of the yield curve (i.e., five-year maturities and shorter) but declined across the remainder of the yield curve (i.e., six-year maturities and longer), causing a significant yield curve flattening. Tax-exempt rates peaked in July 2006, soon after the Federal Reserve Board (the Fed) made its 17th consecutive rate hike, which brought the targeted federal funds rate to 5.25%. In early August, the Fed observed its first pause in its two-year tightening cycle, noting that economic growth appeared to be moderating somewhat and inflation pressures -- though elevated -- were expected to recede over the balance of the year and into 2007. The fixed income market rallied in response. The Fed stayed on hold through the remainder of the fiscal period, and tax-exempt yields continued to fall.

      Positive contributing factors to the Fund's annual performance were its allocations to non-enhanced municipal tobacco bonds, health care municipal bonds and Commonwealth of Puerto Rico municipal bonds. Each of these sectors performed well for the 12-month period as a whole. A significant position in non-enhanced California general obligations bonds further helped the Fund's performance. These bonds performed well as the fiscal status of the state of California improved during the period. Results of the Fund were further helped by having positions in select non-investment grade or non-rated bonds, as these bonds, which are not part of the Lehman 3-Plus Index, outperformed the Lehman 3-Plus Index.

      Exposure to bonds that were advance refunded during the period also boosted the Fund's returns. Advance refunding is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are invested, usually in Treasury securities, which in turn, are held in escrow collateralizing the first bond. Advance refunded bonds no longer represent the credit risk profile of the original borrower and given this high credit quality of the escrow account, they often increase in value -- sometimes significantly.


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8 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS

      The Fund underperformed the Lehman 3-Plus Index due primarily to yield curve positioning, that is, the way the Fund was positioned to respond to changes in short-term vs. long-term interest rates. The Fund's modest position in long-term bonds, which performed best during the annual period detracted from performance relative to the Lehman 3-Plus Index. As yields at the longer-term end of the yield curve fell, the prices of these bonds increased. In addition, the Fund had only a small exposure to long-term bonds with lower coupon structures, which, being more interest-rate sensitive, outperformed premium coupon bonds, where the Fund had a greater emphasis during the period.

      Also detracting modestly from the Fund's results was its duration positioning. Duration is a measure of the Fund's sensitivity to changes in interest rates. The Fund maintained a rather neutral duration through most of the fiscal year. However, when Fed policy went on hold in August and rates rallied, we believed rates declined to levels that appeared too low given our economic view and so we shortened the Fund's duration. This strategy hurt the Fund's performance during the last few months of the period, as rates continued to decline.

      The primary reason the Fund underperformed the Lipper Index was its moderate exposure to bonds rated BBB compared to the Lipper Index. Bonds rated BBB generally outperformed higher quality bonds during the period.

Q: What changes did you make to the Fund and how is it currently positioned?

A: Overall, fundamentals of credit issuers have been the best we have seen for some time. As credit quality has improved across the municipal bond sector, we sought opportunities to add select investments to the portfolio with lower credit quality that we believed had the potential to be upgraded. In some cases, this was simply investing in a bond rated A rather than AAA. We also added exposure to bonds rated BBB on a highly selective basis. For example, we increased the Fund's exposure to non-enhanced tobacco municipal bonds, health care bonds and special project financing bonds, several of which are rated BBB, on an opportunistic basis. Given anticipated technical conditions within the municipal bond market, we expect these bonds to continue to perform well and provide attractive income during the coming months.


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RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 9

QUESTIONS & ANSWERS

      We also increased the Fund's holdings in single-family housing bonds, as this sector offered an attractive yield during the period. We also added to the Fund's allocation to Commonwealth of Puerto Rico municipal bonds. Puerto Rico has enacted a local sales tax to raise revenues and implemented other reforms to cut expenses. As these fiscal remedies take hold, Puerto Rico municipal bonds may be increasingly attractive to investors, given the triple-tax-exemption (i.e., federal, state and local) they offer.

      We added exposure to bonds with maturities at the longer end of the intermediate segment of the yield curve (i.e., 15 to 20 years) and decreased the Fund's position in longer-term bonds, given the flattening of the yield curve and the attractive risk-return characteristics of these intermediate bonds. Finally, as mentioned earlier, when tax-exempt bond yields rallied in response to the Fed's early August pause, we shortened the Fund's duration.

Q:    What is the Fund's tactical view and strategy for the months ahead?

A: Going forward, we believe the major factor affecting the municipal market may well be the unexpected slowdown in issuance seen during 2006 year-to-date. Reduced refunding issues were the primary reason for the decline in supply, while new money issuance actually increased compared to the same time frame last year. As a result, municipal bonds are expensive, but demand has remained high. Demand from non-traditional buyers, such as foreign banks and leveraged investors, has been especially strong. Given this technical condition within the supply/demand balance of municipal bonds, we believe the tax-exempt bond market may well continue to outperform the taxable bond market through 2006 and into the new year.

      GOING FORWARD, WE BELIEVE THE MAJOR FACTOR AFFECTING THE MUNICIPAL MARKET MAY WELL BE THE UNEXPECTED SLOWDOWN IN ISSUANCE SEEN DURING 2006 YEAR-TO-DATE.


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10 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS

      From a broader perspective, we intend to position the Fund based on our ongoing belief that U.S. interest rates across the range of maturities, or yield curve, have declined to levels that appear too low given our economic view. We believe the most likely scenario is for inflation to be nudged higher but also for a modest economic slowdown to become apparent at the end of 2006 in what we would characterize as a "soft landing." We thus believe the Fed is likely to maintain its pause, with the targeted federal funds rate at its current 5.25%, for an extended period of time.

      Given this view, we intend to maintain the Fund's current short duration positioning compared to the Lehman 3-Plus Index for the near term. We further intend to reduce the Fund's exposure to insured bonds and increase its allocation to uninsured bonds, with a bias toward tobacco bonds, special project financing bonds, health care bonds, particularly bonds for large health care systems, and essential service revenue bonds, such as public power and water and sewer issues. We feel these sectors may enable the Fund to potentially pick up incremental yield without taking on significant risk. We continue to watch closely for opportunities to selectively increase the Fund's exposure to bonds rated BBB. Lastly, with rates at current levels, we believe several of the Fund's holdings may be poised to benefit from advance refundings in the months ahead.


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RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 11

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Tax-Exempt High Income Fund Class A shares (from 12/1/96 to 11/30/06) as compared to the performance of two widely cited performance indices, the Lehman Brothers 3-Plus Year Municipal Bond Index and the Lipper General Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

Results at Nov. 30, 2006                                                                              SINCE
                                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION(3)
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND
(INCLUDES SALES CHARGE)

Class A Cumulative value of $10,000                   $10,078    $10,734    $11,957    $ 15,420       $60,225

        Average annual total return                     +0.78%     +2.39%     +3.64%      +4.43%        +6.73%

LEHMAN BROTHERS 3-PLUS YEAR MUNICIPAL BOND INDEX(1)

        Cumulative value of $10,000                   $10,646    $11,576    $13,206    $ 17,854           N/A

        Average annual total return                     +6.46%     +5.00%     +5.72%      +5.97%          N/A

LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX(2)

        Cumulative value of $10,000                   $10,647    $11,484    $12,897    $ 16,648           N/A

        Average annual total return                     +6.47%     +4.72%     +5.22%      +5.23%          N/A

Results for other share classes can be found on page 6.


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12 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

                 VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                    RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

       RiverSource Tax-exempt High        Lehman Brothers
           Income Fund Class A         3-Plus Year Municipal          Lipper General
Year     (included sales charge)           Bond Index(1)         Municipal Debt Funds Index(2)
1996             $ 9,525                      $10,000                       $10,000
1997             $10,274                      $10,736                       $10,720
1998             $10,969                      $11,593                       $11,488
1999             $10,765                      $11,408                       $11,145
2000             $11,470                      $12,400                       $11,955
2001             $12,284                      $13,516                       $12,910
2002             $12,862                      $14,401                       $13,569
2003             $13,684                      $15,421                       $14,496
2004             $14,115                      $16,098                       $15,024
2005             $14,574                      $16,771                       $15,637
2006             $15,420                      $17,854                       $16,648

(1) The Lehman Brothers 3-Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

(3) Fund data is from May 7, 1979. The Fund began operating before the inception of the Lehman Brotherrs 3-Plus Year Municipal Bond Index and
      Lipper peer group.


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RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 13

INVESTMENTS IN SECURITIES

NOV. 30, 2006

(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (92.5%)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
ALABAMA (0.9%)
Birmingham Waterworks & Sewer Board
   Revenue Bonds
   Series 2002B (MBIA)
      01-01-33                     5.25%  $   4,000,000       $     4,302,760
City of Birmingham
   Unrefunded Limited General Obligation Bonds
   Series 1999B
      06-01-24                     5.25         270,000               284,440
City of Huntsville
   Unlimited General Obligation
   Refunding Warrants
   Series 2002D
      11-01-14                     5.50       3,425,000             3,802,024
City of Mobile
   Unlimited General Obligation Warrants
   Series 2001 (AMBAC)
      02-15-12                     4.75       1,000,000             1,051,570
County of Jefferson
   Revenue Bonds
   Series 2004A
      01-01-22                     5.50       8,750,000             9,585,100
      01-01-23                     5.25       7,500,000             8,067,525
Montgomery Medical Clinic Board
   Revenue Bonds
   Jackson Hospital & Clinic
   Series 2006
      03-01-21                     5.13       3,000,000(b)          3,170,460
                                                              ---------------
Total                                                              30,263,879
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ALASKA (0.1%)
Alaska Energy Authority
   Refunding Revenue Bonds
   Bradley Lake
   3rd Series 1999 (FSA)
      07-01-14                     6.00       2,000,000             2,297,040

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
ALASKA (CONT.)
State of Alaska
   Refunding Revenue Bonds
   Series 2006A (MBIA) A.M.T.
      10-01-14                     5.00%  $   1,500,000       $     1,613,385
                                                              ---------------
Total                                                               3,910,425
-----------------------------------------------------------------------------

ARIZONA (0.7%)
Arizona School Facilities Board
   Prerefunded Revenue Bonds
   State School Improvement
   Series 2002
      07-01-14                     5.25       4,100,000             4,453,789
Maricopa County Elementary School
   District #3 - Tempe Elementary
   Unlimited General Obligation Refunding Bonds
   Series 2001 (FSA)
      07-01-12                     5.00       1,240,000             1,330,148
Maricopa County Industrial Development Authority
   Revenue Bonds
   Catholic Healthcare West
   Series 2004A
      07-01-23                     5.38       2,500,000             2,698,850
      07-01-26                     5.50       5,000,000             5,407,599
Phoenix Civic Improvement Corporation
   Refunding Revenue Bonds
   Junior Lien
   Series 2001 (FGIC)
      07-01-12                     5.00       1,800,000             1,930,860
Phoenix Civic Improvement Corporation
   Revenue Bonds
   Sub Series 2003A (MBIA)
      07-01-19                     5.00       2,000,000             2,141,960

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
ARIZONA (CONT.)
Tucson
   Refunding Revenue Bonds
   Series 2002 (FGIC)
      07-01-12                     5.50%  $   1,345,000       $     1,476,501
      07-01-13                     5.50       2,380,000             2,648,393
      07-01-14                     5.50       1,500,000             1,668,090
                                                              ---------------
Total                                                              23,756,190
-----------------------------------------------------------------------------

ARKANSAS (0.2%)
County of Washington
   Revenue Bonds
   Construction Regional Medical Center
   Series 2005A
      02-01-35                     5.00       5,250,000             5,430,863
-----------------------------------------------------------------------------

CALIFORNIA (18.6%)
Abag Finance Authority for Nonprofit Corporations
   Revenue Bonds
   San Diego Hospital Association
   Series 2001A
      08-15-20                     6.13       3,750,000             4,091,250
California Health Facilities Financing Authority
   Refunding Revenue Bonds
   Cedars-Sinai Medical Center
   Series 2005
      11-15-18                     5.00       2,200,000             2,360,578
      11-15-34                     5.00       1,000,000             1,047,710
California Health Facilities Financing Authority
   Revenue Bonds
   Catholic Healthcare West
   Series 2004G
      07-01-23                     5.25       4,790,000             5,122,809
California Health Facilities Financing Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006A
      04-01-39                     5.25       3,000,000             3,228,750
California Health Facilities Financing Authority
   Revenue Bonds
   Lucile Salter Packard Hospital
   Series 2003C (AMBAC)
      08-15-25                     5.00       6,340,000             6,716,406

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
CALIFORNIA (CONT.)
California Housing Finance Agency
   Revenue Bonds
   Home Mtge
   Series 2006H (FGIC) A.M.T.
      08-01-30                     5.75%  $   8,500,000       $     9,204,735
California Housing Finance Agency
   Revenue Bonds
   Home Mtge
   Series 2006K A.M.T.
      02-01-42                     5.50      13,500,000            14,461,200
California Statewide Communities Development
   Authority
   Certificate of Participation
   Linked Pars & Inflos
   Series 1993 Escrowed to Maturity (AMBAC)
      10-01-11                     5.60      44,800,000(j)         47,529,663
California Statewide Communities Development
   Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006B
      03-01-45                     5.25       9,500,000            10,156,070
California Statewide Communities Development
   Authority
   Revenue Bonds
   Sutter Health
   Series 2002B
      08-15-28                     5.50       4,000,000             4,336,480
Chabot-Las Positas Community College District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Election of 2004
   Zero Coupon
   Series 2006B (AMBAC)
      08-01-18                     4.65       1,500,000(i)            912,510
City of Long Beach
   Refunding Revenue Bonds
   Series 2005A (MBIA) A.M.T.
      05-15-20                     5.00       2,520,000             2,695,291
      05-15-21                     5.00       5,000,000             5,336,750

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 15

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
CALIFORNIA (CONT.)
City of Long Beach
   Revenue Bonds
   Series 2000A (FGIC) A.M.T.
      05-15-23                     5.25%  $  15,195,000       $    16,063,546
City of San Jose
   Revenue Bonds
   Series 2001A (FGIC)
      03-01-31                     5.00       5,690,000             5,911,739
Golden State Tobacco Securitization Corporation
   Enhanced Asset-backed Revenue Bonds
   Series 2005A
      06-01-45                     5.00       2,700,000             2,794,851
Golden State Tobacco Securitization Corporation
   Revenue Bonds
   Series 2003A-1
      06-01-33                     6.25       5,265,000             5,919,966
      06-01-39                     6.75       5,750,000             6,628,025
      06-01-40                     6.63       5,100,000             5,820,783
Lake Elsinore Public Financing Authority
   Revenue Bonds
   Series 1997F
      09-01-20                     7.10       6,850,000             7,137,152
Lammersville School District Community Facilities
   District
   Special Tax Bonds
   #2002 Mountain House
   Series 2006
      09-01-35                     5.13         875,000               898,091
Los Angeles Department of Water & Power
   Revenue Bonds
   Series 2003A (FGIC)
      07-01-43                     5.00      11,750,000            12,325,398
Los Angeles Harbor Department
   Refunding Revenue Bonds
   Series 2006A (MBIA) A.M.T.
      08-01-13                     5.00       4,415,000             4,742,549
      08-01-16                     5.00       8,000,000             8,715,440
Los Angeles Unified School District
   Prerefunded Unlimited General Obligation Bonds
   Election of 1997
   Series 2002E (MBIA)
      01-01-27                     5.13      15,500,000            16,821,840

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
CALIFORNIA (CONT.)
Los Angeles Unified School District
   Unlimited General Obligation Refunding Bonds
   Series 2002 (MBIA)
      07-01-15                     5.75%  $   5,000,000       $     5,814,750
      07-01-16                     5.75       5,000,000             5,872,650
Northern California Power Agency
   Prerefunded Revenue Bonds
   Geothermal Project #3
   Series 1987A
      07-01-09                     5.00      13,535,000            13,816,393
San Diego Unified School District
   Unlimited General Obligation Refunding Bonds
   Election of 1998
   Series 2002D (FGIC)
      07-01-27                     5.00       8,000,000             8,559,040
San Diego Unified School District
   Unlimited General Obligation Refunding Bonds
   Election of 1998
   Series 2003E (FSA)
      07-01-18                     5.25       6,250,000             6,890,250
San Francisco City & County Airports Commission
   Revenue Bonds
   2nd Series 2000-26A (FGIC) A.M.T.
      05-01-22                     5.25      14,150,000            15,007,490
San Francisco City & County Public Utilities Commission
   Revenue Bonds
   Series 2002A (MBIA)
      11-01-25                     5.00       3,000,000             3,175,710
San Jose Redevelopment Agency
   Refunding Tax Allocation Bonds
   Merged Area Redevelopment Project
   Series 2004A (MBIA)
      08-01-18                     4.54       5,000,000             5,223,250
San Ysidro School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Election of 1997
   Zero Coupon
   Series 2005D (FGIC)
      08-01-27                     4.91       2,040,000(i)            835,298

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

16 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
CALIFORNIA (CONT.)
South Placer Wastewater Authority
   Prerefunded Revenue Bonds
   Series 2000A (FGIC)
      11-01-23                     5.25%  $  11,060,000       $    11,894,809
State of California
   Prerefunded Unlimited General Obligation Bonds
   Series 2000
      10-01-25                     5.38       4,115,000             4,394,655
State of California
   Prerefunded Unlimited General Obligation Bonds
   Series 2000 (MBIA)
      12-01-21                     5.25       2,285,000             2,431,788
State of California
   Unlimited General Obligation Bonds
   Series 2001
      03-01-31                     5.13       7,500,000             7,843,350
      06-01-31                     5.13      30,000,000            31,449,599
State of California
   Unlimited General Obligation Bonds
   Series 2003
      02-01-17                     5.25      16,735,000            18,313,947
      02-01-21                     5.25       2,500,000             2,711,275
      02-01-29                     5.25       5,000,000             5,346,200
      02-01-32                     5.00       8,835,000             9,293,625
State of California
   Unlimited General Obligation Bonds
   Series 2003 (FGIC)
      11-01-20                     5.25       2,275,000             2,507,005
State of California
   Unlimited General Obligation Bonds
   Series 2003 (MBIA)
      02-01-26                     5.25      15,000,000            16,234,350
State of California
   Unlimited General Obligation Bonds
   Series 2004
      03-01-14                     5.25       5,830,000             6,422,270
      03-01-28                     5.00      15,470,000            16,426,510
      04-01-29                     5.30       5,590,000             6,076,554
      02-01-33                     5.00      11,140,000            11,748,690

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
CALIFORNIA (CONT.)
State of California
   Unlimited General Obligation Bonds
   Series 2004 (FGIC)
      02-01-33                     5.00%  $   2,500,000       $     2,652,500
State of California
   Unlimited General Obligation Bonds
   Series 2004A
      01-01-11                     5.25       7,225,000             7,701,344
      07-01-14                     5.25       7,480,000             8,301,902
State of California
   Unlimited General Obligation Bonds
   Series 2004A (FGIC)
      07-01-17                     5.00      12,550,000            13,376,920
State of California
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2003
      11-01-16                     5.25       4,835,000             5,321,885
      11-01-22                     5.00       5,000,000             5,308,200
      11-01-23                     5.13       5,000,000             5,370,600
      11-01-24                     5.13       8,000,000             8,582,960
      11-01-29                     5.25       5,375,000             5,803,656
State of California
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2005
      06-01-28                     5.00       6,255,000             6,673,585
State of California
   Unlimited General Obligation Bonds
   Zero Coupon
   Series 1991-33 (MBIA)
      10-01-11                     3.83      20,800,000(i)         17,470,752
State of California
   Unrefunded Unlimited General Obligation Bonds
   Series 2000
      06-01-19                     5.50         455,000               484,024
      12-01-23                     5.25       1,860,000             1,970,242
State of California
   Unrefunded Unlimited General Obligation Bonds
   Series 2000 (MBIA)
      12-01-21                     5.25       1,865,000             1,983,372

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 17

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
CALIFORNIA (CONT.)
Tobacco Securitization Authority of Northern California
   Prerefunded Asset-backed Revenue Bonds
   Series 2001A
      06-01-41                     5.38%  $   2,830,000       $     3,052,297
Tobacco Securitization Authority of Southern California
   Revenue Bonds
   Series 2006-A1
      06-01-37                     5.00      20,435,000            20,831,439
Turlock Irrigation District
   Certificate of Participation
   Series 2003A (MBIA)
      01-01-33                     5.00       4,450,000             4,685,227
University of California
   Refunding Revenue Bonds
   Multiple Purpose Projects
   Series 1997E (MBIA)
      09-01-22                     5.13      10,000,000            10,207,000
University of California
   Revenue Bonds
   Series 2003A (AMBAC)
      05-15-19                     5.13      15,000,000            16,233,150
      05-15-20                     5.13       6,965,000             7,521,016
Walnut Energy Center Authority
   Revenue Bonds
   Series 2004A (AMBAC)
      01-01-29                     5.00       9,365,000             9,895,340
                                                              ---------------
Total                                                             592,696,451
-----------------------------------------------------------------------------

COLORADO (1.9%)
Aurora Centretech Metropolitan District
   Prerefunded Unlimited General Obligation Bonds
   Series 1993B
      12-01-23                     6.00       5,699,785(k)         10,614,767
Colorado Health Facilities Authority
   Revenue Bonds
   Evangelical Lutheran
   Series 2005
      06-01-23                     5.25       1,200,000             1,290,960
      06-01-29                     5.00       4,250,000(n)          4,449,410

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
COLORADO (CONT.)
Colorado Housing & Finance Authority
   Revenue Bonds
   Single Family Mortgage
   Series 2003 Cl II-A-3 A.M.T.
      05-01-32                     5.15%  $   3,500,000       $     3,591,945
Denver City & County
   Prerefunded Revenue Bonds
   Colorado Convention Center Project
   Series 2001A (FSA)
      09-01-12                     5.00       5,000,000             5,288,750
GVR Metropolitan District
   Unlimited General Obligation Refunding Bonds
   Series 1991 Escrowed to Maturity
      12-01-06                    28.95       1,385,000(l)          1,385,893
Loveland Special Improvement District #1
   Unlimited General Obligation Bonds
   Series 2000
      07-01-29                     7.50       5,500,000(m)          5,679,960
Lowry Economic Redevelopment Authority
   Revenue Bonds
   Series 1996
      12-01-10                     7.80       8,800,000             9,100,080
Lowry Economic Redevelopment Authority
   Revenue Bonds
   Series 1998A
      12-01-10                     7.30       2,100,000             2,142,000
North Range Metropolitan District #1
   Limited General Obligation Bonds
   Series 2001
      12-15-31                     7.25      13,295,000            14,650,691
University of Colorado
   Revenue Bonds
   Series 2002A (FGIC)
      06-01-12                     5.00       3,300,000             3,538,425
                                                              ---------------
Total                                                              61,732,881
-----------------------------------------------------------------------------

CONNECTICUT (1.0%)
Mashantucket Western Pequot Tribe
   Special Revenue Bonds
   Series 2006A
      09-01-36                     5.50       5,000,000(d)          5,288,800

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

18 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
CONNECTICUT (CONT.)
State of Connecticut
   Prerefunded Unlimited General Obligation Bonds
   Series 2001D
      11-15-15                     5.13%  $   2,500,000       $     2,678,250
State of Connecticut
   Prerefunded Unlimited General Obligation Bonds
   Series 2002B
      06-15-16                     5.50       7,900,000             8,666,932
State of Connecticut
   Unlimited General Obligation Bonds
   Series 2001G
      12-15-10                     5.00       6,660,000             7,021,971
State of Connecticut
   Unlimited General Obligation Refunding Bonds
   Series 2001E
      11-15-15                     5.13       6,875,000             7,378,044
                                                              ---------------
Total                                                              31,033,997
-----------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.8%)
District of Columbia
   Revenue Bonds
   Georgetown University
   Series 1988D (MBIA)
      04-01-14                     5.25       4,100,000             4,231,692
Metropolitan Washington Airports Authority
   Revenue Bonds
   Series 2001A (MBIA) A.M.T.
      10-01-27                     5.50      13,790,000            14,814,735
Washington Convention Center Authority
   Revenue Bonds
   Senior Lien
   Series 1998 (AMBAC)
      10-01-15                     5.25       4,940,000             5,115,222
                                                              ---------------
Total                                                              24,161,649
-----------------------------------------------------------------------------

FLORIDA (2.7%)
Bonita Springs-Vasari Community Development District
   Special Assessment Bonds
   Capital Improvement
   Series 2001B
      05-01-09                     6.20       1,085,000             1,091,304

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
FLORIDA (CONT.)
Brevard County Health Facilities Authority
   Revenue Bonds
   Health First Incorporated Project
   Series 2005
      04-01-24                     5.00%  $   5,000,000       $     5,301,700
      04-01-34                     5.00       4,250,000             4,449,623
City of Lakeland
   Prerefunded Revenue Bonds
   Lakeland Regional Health Systems
   Series 2002
      11-15-32                     5.50       9,400,000            10,434,563
Collier County School Board
   Prerefunded Certificate of Participation
   Series 2002 (FSA)
      02-15-17                     5.38       5,000,000             5,434,050
Crossings at Fleming Island Community Development
   District
   Revenue Bonds
   Series 1994
      10-01-19                     7.38      10,365,000            10,487,928
Florida State Board of Education
   Unlimited General Obligation Refunding Bonds
   Capital Outlay
   Series 2002D
      06-01-11                     5.00       7,295,000             7,733,430
Florida State Division of Bond Finance
   Refunding Revenue Bonds
   Department of Environmental Protection
   Series 1997B (AMBAC)
      07-01-12                     6.00       2,500,000             2,807,125
Grand Haven Community Development District
   Special Assessment Bonds
   Series 2002
      11-01-07                     6.13         195,000               195,203
Greyhawk Landing Community Development District
   Special Assessment Bonds
   Series 2002B
      05-01-09                     6.25         200,000               202,562
Harbor Bay Community Development District
   Special Assessment Bonds
   Series 2001B
      05-01-10                     6.35       2,970,000             3,015,768

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 19

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
FLORIDA (CONT.)
Heritage Harbor South Community Development District
   Special Assessment Bonds
   Capital Improvement
   Series 2002B
      11-01-08                     5.40%  $      25,000       $        25,146
Highlands County Health Facilities Authority
   Prerefunded Revenue Bonds
   Hospital - Adventist Health
   Series 2002B
      11-15-23                     5.25      10,300,000            10,885,657
Highlands County Health Facilities Authority
   Revenue Bonds
   Hospital - Adventist Health
   Series 2005D
      11-15-35                     5.00       8,550,000             8,938,598
Landmark at Doral Community Development District
   Special Assessment Bonds
   Series 2006B
      05-01-15                     5.20       5,500,000             5,587,175
Lee County Industrial Development Authority
   Revenue Bonds
   Shell Point/Alliance Obligation Group
   Series 2006
      11-15-36                     5.13       3,000,000             3,083,160
Renaissance Communications Development District
   Special Assessment Bonds
   Series 2002B
      05-01-08                     6.25         935,000               944,126
Tampa Bay Water Utility System
   Improvement Refunding Revenue Bonds
   Series 2001A (FGIC)
      10-01-12                     4.50       5,000,000             5,190,600
Waterchase Community Development District
   Revenue Bonds
   Series 2001B
      05-01-08                     5.90          65,000                65,307
                                                              ---------------
Total                                                              85,873,025
-----------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
GEORGIA (2.0%)
Appling County Development Authority
   Revenue Bonds
   Power Company Plant Hatch Project
   Series 2006 (AMBAC)
      07-01-16                     4.40%  $  13,000,000       $    13,302,250
City of Atlanta
   Refunding Revenue Bonds
   Series 2003D (FGIC) A.M.T.
      01-01-16                     5.25      11,145,000            12,045,293
City of Atlanta
   Revenue Bonds
   Series 2001A (MBIA)
      11-01-39                     5.00       8,500,000             8,909,190
Colquitt County Development Authority
   Subordinated Revenue Bonds
   Zero Coupon
   Series 1991C Escrowed to Maturity
      12-01-21                     6.87      26,350,000(i)         14,287,233
Fulton County Development Authority
   Revenue Bonds
   Georgia Tech Athletic Association
   Series 2001 (AMBAC)
      10-01-12                     5.50       2,385,000             2,612,243
Fulton County Development Authority
   Revenue Bonds
   Georgia Tech Foundation Funding
   Series 2002A
      11-01-13                     5.25       1,105,000             1,198,317
Gwinnett County Water & Sewer Authority
   Prerefunded Revenue Bonds
   Series 2002
      08-01-24                     5.25       5,000,000             5,445,200
State of Georgia
   Unlimited General Obligation Bonds
   Series 2001B
      07-01-19                     5.00       5,000,000             5,286,050
                                                              ---------------
Total                                                              63,085,776
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

20 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
HAWAII (0.7%)
City & County of Honolulu
   Unlimited General Obligation Refunding Bonds
   Series 1993 Inverse Floater
      09-11-08                     7.54%  $  10,000,000(h)    $    10,647,400
Hawaii State Department of Budget & Finance
   Refunding Revenue Bonds
   Electric Company & Subsidiary Project
   Series 2003B (XLCA) A.M.T.
      12-01-22                     5.00      12,500,000            13,106,125
                                                              ---------------
Total                                                              23,753,525
-----------------------------------------------------------------------------

ILLINOIS (2.8%)
Chicago O'Hare International Airport
   Revenue Bonds
   2nd Lien Passenger Facility
   Series 2001C (AMBAC) A.M.T.
      01-01-11                     5.25       3,260,000             3,436,692
City of Chicago
   Unrefunded Unlimited General Obligation Project &
   Refunding Bonds
   Series 2000C (FGIC)
      01-01-40                     5.50       2,940,000             3,132,100
City of Chicago
   Unrefunded Unlimited General Obligation Project &
   Refunding Bonds
   Series 2001A (MBIA)
      01-01-38                     5.50       2,870,000             3,075,894
County of Cook
   Prerefunded Unlimited General Obligation Bonds
   Capital Improvement
   Series 1999A (FGIC)
      11-15-16                     5.25       3,000,000             3,173,550
Gilberts Special Service Area #9
   Prerefunded Special Tax Bonds
   Big Timber Project
   Series 2001
      03-01-30                     7.88       3,407,000             4,045,029
Illinois Finance Authority
   Prerefunded Revenue Bonds
   Adventist Health System/Sunbelt Obligation
   Series 1999
      11-15-20                     5.50       3,000,000             3,181,380

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
ILLINOIS (CONT.)
Illinois Finance Authority
   Refunding Revenue Bonds
   Commonwealth Edison Company
   Series 1994 (AMBAC)
      01-15-14                     5.85%  $   4,500,000       $     5,093,865
Illinois Finance Authority
   Subordinated Revenue Bonds
   Regency
   Zero Coupon
   Series 1990 Escrowed to Maturity
      04-15-20                     7.75      68,000,000(i)         38,785,159
Illinois Health Facilities Authority
   Revenue Bonds
   South Suburban
   Series 1992 Escrowed to Maturity
      02-15-09                     7.00       1,180,000             1,224,451
      02-15-18                     7.00       3,025,000             3,659,857
Metropolitan Pier & Exposition Authority
   Revenue Bonds
   McCormick Place Expansion
   Series 2002A (MBIA)
      06-15-42                     5.25      13,400,000            14,344,565
State of Illinois
   Unlimited General Obligation Bonds
   1st Series 2000 (MBIA)
      12-01-20                     5.40       4,000,000             4,306,880
Tinley Park Special Service Area #3
   Special Assessment Bonds
   Series 1988
      12-01-06                    10.65         165,000               165,019
      12-01-07                    10.65         185,000               193,066
Will County Community Unit School District #365 -
   Valley View
   Unlimited General Obligations Bonds
   Zero Coupon
   Series 1997B (FSA)
      11-01-16                     4.60       3,165,000(i)          2,140,015
                                                              ---------------
Total                                                              89,957,522
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 21

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
INDIANA (0.8%)
East Chicago Elementary School Building Corporation
   Refunding Revenue Bonds
   1st Mortgage
   Series 1996
      01-05-16                     6.25%  $   8,000,000       $     8,940,240
Indiana Health & Educational Facilities Financing
   Authority
   Revenue Bonds
   Clarian Health Obligation
   Series 2006A
      02-15-36                     5.00       4,375,000             4,588,325
Indiana Housing Finance Authority
   Revenue Bonds
   Series 2002A (GNMA/FNMA) A.M.T.
      01-01-33                     5.45         905,000               929,978
South Bend Community School Building Corporation
   Revenue Bonds
   1st Mortgage
   Series 2002 (MBIA)
      07-15-19                     5.00       3,680,000             3,804,899
St. Joseph County Hospital Authority
   Revenue Bonds
   Memorial Hospital of South Bend
   Series 1980 Escrowed to Maturity
      06-01-10                     9.40         875,000               970,008
Wayne Township School Building Corporation - Marion
   County
   Prerefunded Revenue Bonds
   1st Mortgage
   Series 2003A (FGIC)
      01-15-28                     5.25       4,750,000             5,224,858
                                                              ---------------
Total                                                              24,458,308
-----------------------------------------------------------------------------

IOWA (0.2%)
Iowa Finance Authority
   Refunding Revenue Bonds
   Correctional Facility Program
   Series 2002 (MBIA)
      06-15-13                     5.38       6,000,000             6,614,580
-----------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
KANSAS (0.3%)
University of Kansas Hospital Authority
   Improvement Refunding Revenue Bonds
   Health System
   Series 2006
      09-01-23                     5.00%  $   5,000,000(b)    $     5,287,550
      09-01-25                     5.00       5,000,000(b)          5,271,250
                                                              ---------------
Total                                                              10,558,800
-----------------------------------------------------------------------------

LOUISIANA (2.3%)
Louisiana State Citizens Property Insurance Corporation
   Revenue Bonds
   Series 2006B (AMBAC)
      06-01-16                     5.00       9,500,000            10,456,745
State of Louisiana
   Revenue Bonds
   Series 2005A (FGIC)
      05-01-19                     5.25       4,505,000             4,974,511
Tobacco Settlement Financing Corporation
   Asset-backed Revenue Bonds
   Series 2001B
      05-15-30                     5.50      30,225,000            31,952,661
      05-15-39                     5.88      23,770,000            25,556,078
                                                              ---------------
Total                                                              72,939,995
-----------------------------------------------------------------------------

MAINE (0.1%)
Maine State Housing Authority
   Revenue Bonds
   Series 2003A-2 A.M.T.
      11-15-32                     5.00       3,000,000             3,090,750
-----------------------------------------------------------------------------

MARYLAND (1.3%)
City of Brunswick
   Special Tax Bonds
   Brunswick Crossing Special Taxing
   Series 2006
      07-01-36                     5.50       7,000,000             7,202,370
County of Baltimore
   Prerefunded Unlimited General Obligation Bonds
   Metropolitan District
   67th Issue Series 2001
      06-01-12                     5.50       3,500,000(n)          3,819,900

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

22 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
MARYLAND (CONT.)
County of Baltimore
   Unlimited General Obligation Refunding Bonds
   Metropolitan District
   Series 2002
      09-01-14                     5.25%  $   3,215,000(n)    $     3,517,306
County of Howard
   Prerefunded Unlimited General Obligation Bonds
   Consolidated Public Improvement
   Series 2002A
      08-15-12                     5.25       1,020,000             1,104,058
County of Howard
   Unrefunded Unlimited General Obligation Bonds
   Consolidated Public Improvement
   Series 2002A
      08-15-12                     5.25       6,275,000             6,801,410
County of Montgomery
   Unlimited General Obligation Bonds
   Consolidated Public Improvement
   Series 2002A
      02-01-11                     5.00       8,000,000             8,475,840
State of Maryland
   Unlimited General Obligation Bonds
   State & Local Facilities Loan
   Capital Improvement
   Series 2002A
      03-01-17                     5.50       5,000,000             5,811,900
Washington Suburban Sanitation District
   Prerefunded Unlimited General Obligation Bonds
   Water Supply
   Series 2001
      06-01-12                     4.25       4,050,000             4,176,846
                                                              ---------------
Total                                                              40,909,630
-----------------------------------------------------------------------------

MASSACHUSETTS (5.1%)
City of Boston
   Revenue Bonds
   Series 2004A
      11-01-22                     5.00       4,435,000             4,767,093
City of Boston
   Unlimited General Obligation Bonds
   Series 2005A
      01-01-14                     5.00       9,000,000             9,809,640

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
MASSACHUSETTS (CONT.)
Commonwealth of Massachusetts
   Limited General Obligation Bonds
   Consolidation Loan
   Series 2001D (MBIA)
      11-01-13                     6.00%  $  15,000,000       $    17,212,799
Commonwealth of Massachusetts
   Limited General Obligation Bonds
   Consolidation Loan
   Series 2002A (FGIC)
      01-01-09                     5.00      12,370,000            12,732,441
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 2004B
      08-01-22                     5.25       5,000,000             5,753,300
      08-01-28                     5.25       2,500,000             2,945,725
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 2004B (MBIA)
      08-01-27                     5.25       4,000,000             4,723,120
Commonwealth of Massachusetts
   Prerefunded Limited General Obligation Bonds
   Consolidated Loan
   Series 2002C
      11-01-30                     5.25      10,000,000            10,853,800
Commonwealth of Massachusetts
   Refunding Revenue Bonds
   Series 2005 (FGIC)
      01-01-28                     5.50       7,000,000             8,507,940
Commonwealth of Massachusetts
   Special Obligation Refunding Bonds
   Federal Highway Grant Anticipation Notes
   Series 2003A (FSA)
      12-15-14                     5.00       2,390,000             2,605,793
Commonwealth of Massachusetts
   Unlimited General Obligation Bonds
   Consolidated Loan
   Series 2005B
      08-01-14                     5.00       4,250,000             4,632,968
Commonwealth of Massachusetts
   Unlimited General Obligation Refunding Bonds
   Series 2004A (FSA)
      08-01-20                     5.25       4,950,000             5,686,065

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 23

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
MASSACHUSETTS (CONT.)
Massachusetts Bay Transportation Authority
   Prerefunded Special Assessment Bonds
   Series 2005A
      07-01-25                     5.00%  $   8,300,000       $     9,150,335
      07-01-26                     5.00       3,300,000             3,638,085
Massachusetts Bay Transportation Authority
   Revenue Bonds
   Series 2005A
      07-01-30                     5.00       1,000,000             1,151,680
      07-01-31                     5.00       2,500,000             2,888,750
Massachusetts Development Finance Agency
   Prerefunded Revenue Bonds
   Briarwood
   Series 2001B
      12-01-30                     8.25       5,000,000             5,887,850
Massachusetts Development Finance Agency
   Revenue Bonds
   Boston University
   Series 1999P
      05-15-59                     6.00       2,000,000             2,497,740
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Harvard University
   Series 2002FF
      07-15-37                     5.13       3,500,000             3,730,405
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Massachusetts Institute of Technology
   Series 2004M
      07-01-25                     5.25       7,030,000             8,327,105
Massachusetts Housing Finance Agency
   Revenue Bonds
   Single Family
   Series 2006-122 A.M.T.
      12-01-31                     4.85       4,390,000             4,517,398
Massachusetts Industrial Finance Agency
   Revenue Bonds
   Tufts University
   Series 1998H (MBIA)
      02-15-28                     4.75       1,750,000             1,770,615

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                          RATE      AMOUNT
TITLE OF
ISSUE(e,f)
MASSACHUSETTS (CONT.)
Massachusetts State Water Pollution Abatement
   Refunding Revenue Bonds
   Pool Program
   Series 2004A
      08-01-16                     5.25%  $   5,000,000       $     5,628,500
Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   Series 2005A (MBIA)
      08-01-22                     5.00       7,500,000             8,227,050
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 1992A
      07-15-19                     6.50       3,500,000             4,216,240
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 2004D (MBIA)
      08-01-27                     4.75       9,000,000             9,300,150
                                                              ---------------
Total                                                             161,162,587
-----------------------------------------------------------------------------

MICHIGAN (3.2%)
Detroit
   Prerefunded Revenue Bonds
   Series 2003B (MBIA)
      07-01-32                     5.25       5,000,000             5,497,300
Howell Public Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003 (Qualified School Bond Loan Fund)
      05-01-29                     5.00       2,855,000             3,027,442
Kalamazoo City School District
   Unlimited General Obligation Bonds
   Building & Site
   Series 2001 (FSA)
      05-01-12                     4.40       1,070,000             1,107,204
Michigan Higher Education Student Loan Authority
   Revenue Bonds
   Student Loan
   Series 2006 XVII-Q (AMBAC) A.M.T.
      03-01-31                     5.00       5,800,000             6,091,624

 See accompanying notes to investments in securities.


------------------------------------------------------------------------------

24 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
MICHIGAN (CONT.)
Michigan Municipal Bond Authority
   Refunding Revenue Bonds
   Clean Water State Revolving Fund
   Series 2005
      10-01-15                     5.00%  $   3,500,000       $     3,861,830
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water Revolving Fund
   Series 2001
      10-01-10                     5.00       5,195,000(n)          5,465,556
      10-01-14                     5.00       4,585,000             4,881,237
      10-01-20                     5.00       1,990,000             2,105,898
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water Revolving Fund
   Series 2002
      10-01-15                     5.50       5,000,000             5,704,250
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water Revolving Fund
   Series 2006
      10-01-27                     5.00       4,850,000             5,252,793
Michigan Municipal Bond Authority
   Revenue Bonds
   School District City of Detroit
   Series 2005 (FSA)
      06-01-19                     5.00       3,000,000             3,238,770
Michigan Public Power Agency
   Refunding Revenue Bonds
   Belle River Project
   Series 2002A (MBIA)
      01-01-14                     5.25       5,000,000             5,507,650
Michigan State Hospital Finance Authority
   Refunding Revenue Bonds
   Henry Ford Health System
   Series 2006A
      11-15-26                     5.00       5,000,000             5,318,150
      11-15-46                     5.25      11,250,000            12,069,449

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
MICHIGAN (CONT.)
Roseville School District
   Refunding Unlimited General Obligation Bonds
   School Building & Site
   Series 2006 (FSA)
   (Qualified School Bond Loan Fund)
      05-01-23                     5.00%  $   2,600,000       $     2,814,760
Saginaw Hospital Finance Authority
   Refunding Revenue Bonds
   Covenant Medical Center
   Series 2004G
      07-01-22                     5.13       8,000,000             8,486,159
Summit Academy North
   Prerefunded Certificate of Participation
   Series 2001
      07-01-30                     7.38       4,140,000(n)          4,657,873
Summit Academy North
   Prerefunded Certificate of Participation
   Series 2001B
      07-01-30                     8.75       1,010,000             1,180,640
Summit Academy
   Prerefunded Certificate of Participation
   Full Term
   Series 1998
      09-01-18                     7.00       1,635,000             1,723,388
Troy City School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2006 (MBIA)
   (Qualified School Board Loan Fund)
      05-01-24                     5.00       5,000,000             5,429,400
Waverly Community School
   Prerefunded Unlimited General Obligation Bonds
   Series 2000 (FGIC)
      05-01-17                     5.25       1,500,000             1,583,040
Wayne Charter County
   Revenue Bonds
   Detroit Metropolitan Wayne County Airport
   Series 1998B (MBIA)
      12-01-11                     5.25       4,040,000             4,206,852

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 25

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
MICHIGAN (CONT.)
Wayne County Airport Authority
   Revenue Bonds
   Detroit Metro Wayne County Airport
   Series 2005 (MBIA) A.M.T.
      12-01-19                     4.75%  $   3,250,000       $     3,382,665
                                                              ---------------
Total                                                             102,593,930
-----------------------------------------------------------------------------

MINNESOTA (4.5%)
Edina Independent School District #273
   Unlimited General Obligation Bonds
   Series 2004
      02-01-22                     4.25       2,700,000             2,734,911
      02-01-23                     4.50       3,000,000             3,102,510
      02-01-24                     4.50       2,000,000             2,078,340
Minneapolis Special School District #1
   Unlimited General Obligation Refunding Bonds
   Series 2005A (FSA)
   (School District Credit Enhancement Program)
      02-01-15                     5.00       5,965,000             6,479,541
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds Series 1999B (FGIC) A.M.T.
      01-01-11                     5.50       3,000,000             3,134,490
      01-01-16                     5.63       5,000,000             5,239,550
Minnesota Housing Finance Agency
   Revenue Bonds
   Residential Housing Finance
   Series 2006B A.M.T.
      07-01-37                     4.90       7,645,000             7,832,914
Minnesota Public Facilities Authority
   Revenue Bonds
   Series 2005C
      03-01-25                     5.00       5,000,000             5,391,400
Minnesota State Municipal Power Agency
   Revenue Bonds
   Series 2004A
      10-01-29                     5.13       2,000,000             2,130,380
Shakopee
   Revenue Bonds
   St. Francis Regional Medical Center
   Series 2004
      09-01-25                     5.10       5,000,000             5,270,700

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
MINNESOTA (CONT.)
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1994A (MBIA)
      01-01-22                     6.73%  $  17,500,000(i)    $     9,353,225
      01-01-23                     6.80      26,500,000(i)         13,544,150
      01-01-25                     6.75      17,500,000(i)          8,169,525
      01-01-26                     6.75      17,500,000(i)          7,817,600
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Series 2002A (AMBAC)
      01-01-17                     5.25      15,000,000            16,939,799
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Healtheast Project
   Series 2005
      11-15-25                     6.00       1,250,000             1,386,763
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   HealthPartners Obligation Group Project
   Series 2006
      05-15-26                     5.25       2,000,000             2,139,000
      05-15-36                     5.25      15,000,000            15,980,250
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Lyngblomsten Care Center Housing Project
   Series 1993
      11-01-17                     7.13       1,965,000             1,978,166
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Rental - Lyngblomsten Housing Project
   Series 1993
      11-01-24                     7.00       2,330,000             2,342,116
St. Paul Port Authority
   Revenue Bonds
   Office Building at Cedar Street
   Series 2003
      12-01-23                     5.00       2,540,000             2,701,493
      12-01-27                     5.13       5,465,000             5,846,949

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

26 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE      AMOUNT
TITLE OF
ISSUE(e,f)
MINNESOTA (CONT.)
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2003
      08-01-12                     5.00%  $   6,000,000       $     6,461,100
Todd Morrison Cass & Wadena Counties
   United Hospital District
   Unlimited General Obligation Bonds
   Health Care Facilities-Lakewood
   Series 2004
      12-01-34                     5.00       4,275,000             4,472,548
                                                              ---------------
Total                                                             142,527,420
-----------------------------------------------------------------------------

MISSISSIPPI (0.8%)
Harrison County Wastewater Management District
   Refunding Revenue Bonds
   Wastewater Treatment Facility
   Series 1986 Escrowed to Maturity
      02-01-15                     5.00       4,250,000             4,604,450
State of Mississippi
   Unlimited General Obligation Refunding Bonds
   Series 2001
      09-01-12                     5.50      10,000,000            10,982,100
State of Mississippi
   Unlimited General Obligation Refunding Bonds
   Series 2002D
      07-01-16                     5.50       7,570,000             8,653,191
                                                              ---------------
Total                                                              24,239,741
-----------------------------------------------------------------------------

MISSOURI (0.1%)
Missouri Joint Municipal Electric Utility Commission
   Revenue Bonds
   Plum Point Project
   Series 2006 (MBIA)
      01-01-20                     5.00       1,500,000             1,635,795

-----------------------------------------------------------------------------
MONTANA (0.2%)
Montana Board of Housing
   Revenue Bonds
   Single Family Mortgage
   Series 2006C-2 A.M.T.
      12-01-37                     5.75       4,500,000             4,891,635
-----------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
NEBRASKA (--%)
Omaha Public Power District
   Revenue Bonds
   Series 1986A Escrowed to Maturity
      02-01-15                     6.00%  $   1,370,000       $     1,554,594
-----------------------------------------------------------------------------

NEVADA (0.8%)
Clark County Improvement District
   Prerefunded Special Assessment Bonds
   #121 Southern Highlands Area
   Series 1999
      12-01-19                     7.50       4,775,000             5,385,532
County of Clark
   Revenue Bonds
   Southwest Gas Corporation Project
   Series 2005A (AMBAC) A.M.T.
      10-01-35                     4.85       5,000,000             5,173,850
Director of the State of Nevada
   Department of Business & Industry
   Revenue Bonds
   Capital Appreciation
   Las Vegas Monorail
   Zero Coupon
   Series 2000 (AMBAC)
      01-01-19                     5.75       5,105,000(i)          3,050,901
      01-01-23                     5.93       5,000,000(i)          2,468,550
Henderson Local Improvement Districts
   Special Assessment Bonds
   Series 2006T-18
      09-01-35                     5.30       4,350,000             4,443,699
Henderson
   Prerefunded Revenue Bonds
   Catholic West
   Series 1998A
      07-01-26                     5.38       1,130,000             1,172,273
Henderson
   Unrefunded Revenue Bonds
   Catholic West
   Series 1998A
      07-01-26                     5.38       3,870,000             3,981,766
                                                              ---------------
Total                                                              25,676,571
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 27

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE      AMOUNT
TITLE OF
ISSUE(e,f)
NEW HAMPSHIRE (0.1%)
New Hampshire Business Finance Authority
   Revenue Bonds
   Public Service Company of
   New Hampshire Project
   Series 2006B (MBIA) A.M.T.
      05-01-21                     4.75%  $   4,500,000       $     4,679,325
-----------------------------------------------------------------------------

NEW JERSEY (2.9%)
New Jersey Economic Development Authority
   Prerefunded Revenue Bonds
   School Facilities & Construction
   Series 2003F
      06-15-26                     5.00       5,000,000             5,406,950
New Jersey Economic Development Authority
   Revenue Bonds
   Cigarette Tax
   Series 2004 (FGIC)
      06-15-11                     5.00       6,000,000             6,335,160
New Jersey Health Care Facilities Financing Authority
   Revenue Bonds
   South Jersey Hospital
   Series 2006
      07-01-23                     5.00       2,520,000             2,632,997
      07-01-36                     5.00       3,000,000             3,146,460
New Jersey State Educational Facilities Authority
   Prerefunded Revenue Bonds
   Higher Education Capital Improvements
   Series 2000B
      09-01-20                     5.00       5,000,000             5,258,650
New Jersey State Turnpike Authority
   Prerefunded Revenue Bonds
   Series 2000A Escrowed to Maturity (MBIA)
      01-01-11                     6.00       3,215,000             3,514,927
New Jersey State Turnpike Authority
   Unrefunded Revenue Bonds
   Series 2000A (MBIA)
      01-01-11                     6.00       7,785,000             8,517,491
New Jersey Transportation Trust Fund Authority
   Prerefunded Revenue Bonds
   Transportation System
   Series 2003C
      06-15-24                     5.50       6,000,000             6,680,040

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
NEW JERSEY (CONT.)
New Jersey Transportation Trust Fund Authority
   Revenue Bonds
   Transportation System
   Series 2001C (FSA)
      12-15-12                     5.75%  $  10,000,000       $    11,149,800
New Jersey Transportation Trust Fund Authority
   Revenue Bonds
   Transportation System
   Series 2006A
      12-15-21                     5.50       5,250,000             6,139,455
Tobacco Settlement Financing Corporation
   Asset-backed Revenue Bonds
   Series 2002
      06-01-32                     5.75       2,565,000             2,748,372
      06-01-37                     6.00      12,770,000            13,948,799
      06-01-42                     6.13      12,750,000            14,004,727
University of Medicine & Dentistry of New Jersey
   Revenue Bonds
   Series 2002A (AMBAC)
      12-01-12                     5.25       1,705,000             1,863,019
                                                              ---------------
Total                                                              91,346,847
-----------------------------------------------------------------------------

NEW MEXICO (0.2%)
New Mexico State Transportation Commission
   Unrefunded Revenue Bonds
   Sr Sub Lien
   Series 2001A
      06-15-10                     5.00       4,885,000             5,124,512
-----------------------------------------------------------------------------

NEW YORK (10.6%)
City of New York
   Prerefunded Unlimited General Obligation Bonds
   Series 2003I
      03-01-27                     5.38       5,460,000             6,032,263
City of New York
   Prerefunded Unlimited General Obligation Bonds
   Series 2003J
      06-01-28                     5.25         845,000               930,691
City of New York
   Unlimited General Obligation Bonds
   Series 2001G (FSA)
      08-01-11                     5.25       5,000,000             5,361,550

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

28 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
NEW YORK (CONT.)
City of New York
   Unlimited General Obligation Bonds
   Series 2002E
      08-01-16                     5.75%  $   8,210,000       $     9,109,980
City of New York
   Unlimited General Obligation Bonds
   Series 2002E (MBIA)
      08-01-15                     5.63       2,000,000             2,209,780
City of New York
   Unlimited General Obligation Bonds
   Series 2003D
      10-15-20                     5.25       6,520,000             7,065,463
City of New York
   Unlimited General Obligation Bonds
   Series 2003J
      06-01-19                     5.50      12,500,000            13,772,249
City of New York
   Unlimited General Obligation Bonds
   Series 2004D
      11-01-34                     5.00       3,000,000             3,176,490
City of New York
   Unlimited General Obligation Bonds
   Series 2004E (FSA)
      11-01-22                     5.00       6,000,000             6,445,080
City of New York
   Unrefunded Unlimited General Obligation Bonds
   Series 2003I
      03-01-27                     5.38       2,540,000             2,755,798
City of New York
   Unrefunded Unlimited General Obligation Bonds
   Series 2003J
      06-01-28                     5.25       9,205,000             9,889,484
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A
      01-01-16                     5.75       5,000,000             5,750,400
      11-15-32                     5.75       5,855,000             6,499,987
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A (AMBAC)
      11-15-19                     5.50       4,000,000             4,432,680

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
NEW YORK (CONT.)
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2002A (FSA)
      11-15-26                     5.50%  $   4,250,000       $     4,695,315
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2002B (MBIA)
      01-01-13                     5.50      10,160,000            11,245,088
      07-01-13                     5.50       2,750,000             3,063,500
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2005F
      11-15-35                     5.00       3,750,000             3,988,950
Nassau County Tobacco Settlement Corporation
   Asset-backed Revenue Bonds
   Series 2006A-3
      06-01-35                     5.00       7,000,000             7,166,670
New York City Health & Hospital Corporation
   Revenue Bonds
   Health Systems
   Series 2002A (FSA)
      02-15-15                     5.50       5,255,000             5,716,126
New York City Housing Development Corporation
   Revenue Bonds
   Capital Funding Program
   New York City Housing Authority Program
   Series 2005A (FGIC)
      07-01-25                     5.00      10,800,000            11,617,559
New York City Industrial Development Agency
   Revenue Bonds
   Queens Baseball Stadium Pilot
   Series 2006 (AMBAC)
      01-01-24                     5.00       3,000,000             3,259,590
New York City Industrial Development Agency
   Revenue Bonds
   Terminal One Group Association Project
   Series 2005 A.M.T.
      01-01-21                     5.50       6,940,000             7,598,120
      01-01-24                     5.50       5,500,000             6,017,220

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 29

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
NEW YORK (CONT.)
New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2004A
      06-15-39                     5.00%  $   9,000,000       $     9,537,930
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2001B
      02-01-11                     5.50       5,000,000             5,377,350
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2003D
      02-01-23                     5.00       5,000,000             5,312,200
      02-01-31                     5.00       4,000,000(n)          4,227,320
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2004C
      02-01-33                     5.00       4,255,000             4,511,832
New York State Dormitory Authority
   Revenue Bonds
   Consolidated City University System
   2nd General Resolution
   Series 1993A
      07-01-18                     5.75       5,500,000             6,301,900
New York State Dormitory Authority
   Revenue Bonds
   Consolidated City University System
   Series 1990D Escrowed to Maturity
      07-01-09                     7.00       2,145,000             2,249,097
New York State Dormitory Authority
   Revenue Bonds
   Cornell University
   Series 2006A
      07-01-26                     5.00       3,000,000             3,256,440
New York State Dormitory Authority
   Revenue Bonds
   Education
   Series 2006C
      12-15-31                     5.00       3,250,000             3,524,658

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
NEW YORK (CONT.)
New York State Dormitory Authority
   Revenue Bonds
   Mental Health Services Facilities Improvement
   Series 2005E (FGIC)
      02-15-22                     5.00%  $   4,365,000       $     4,698,792
New York State Dormitory Authority
   Revenue Bonds
   New York University Hospitals Center
   Series 2006A
      07-01-20                     5.00       3,500,000             3,601,290
New York State Dormitory Authority
   Revenue Bonds
   Series 2005F
      03-15-23                     5.00       4,935,000             5,326,494
New York State Dormitory Authority
   Revenue Bonds
   State University Educational Facilities
   Series 1993A
      05-15-13                     5.50      24,530,000            26,699,678
New York State Energy Research & Development
   Authority
   Revenue Bonds
   New York State Electric & Gas
   Series 1985 (MBIA)
      03-15-15                     4.10       8,600,000             8,748,178
New York State Environmental Facilities Corporation
   Revenue Bonds
   New York City Municipal Water Financing Project
   Series 2004
      06-15-26                     5.00       4,000,000             4,298,080
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   New York City Municipal Water Project
   Series 2002B
      06-15-31                     5.00       9,000,000             9,501,660
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   New York City Municipal Water Project
   Series 2002K
      06-15-28                     5.00       9,000,000             9,533,790

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

30 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
NEW YORK (CONT.)
New York State Housing Finance Agency
   Refunding Revenue Bonds
   State University Construction
   Series 1986A Escrowed to Maturity
      05-01-13                     6.50%  $   3,500,000       $     3,973,725
New York State Thruway Authority
   Revenue Bonds
   Local Highway & Bridge
   Series 2002
      04-01-15                     5.50       5,000,000             5,471,350
New York State Thruway Authority
   Revenue Bonds
   Series 2001A (FGIC)
      04-01-11                     5.50       7,500,000             8,096,475
New York State Thruway Authority
   Revenue Bonds
   Series 2005G (FSA)
      01-01-24                     5.00       4,000,000             4,320,920
New York State Urban Development Corporation
   Refunding Revenue Bonds
   Service Contract
   Series 2005 (FSA)
      01-01-17                     5.00       9,000,000             9,866,340
Port Authority of New York & New Jersey
   Revenue Bonds
   Consolidated 143rd
   Series 2006 (FSA) A.M.T.
      10-01-21                     5.00       9,000,000             9,672,390
Suffolk County Industrial Development Agency
   Prerefunded Revenue Bonds
   1st Mortgage Jeffersons Ferry
   Series 1999A
      11-01-28                     7.25       1,250,000             1,399,500
Tobacco Settlement Financing Authority
   Asset-backed Revenue Bonds
   Series 2003A-1
      06-01-16                     5.50       2,500,000             2,651,900
      06-01-19                     5.50       5,000,000             5,499,800

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
NEW YORK (CONT.)
Tobacco Settlement Financing Authority
   Revenue Bonds
   Series 2003B-1C
      06-01-14                     5.50%  $   7,500,000       $     7,854,525
      06-01-15                     5.50       4,525,000             4,806,048
TSASC Incorporated
   Revenue Bonds
   Series 2006-1
      06-01-34                     5.00       7,500,000             7,678,575
      06-01-42                     5.13         500,000               514,715
Westchester Tobacco Asset Securitization
   Revenue Bonds
   Series 2005
      06-01-26                     5.00       2,750,000             2,813,415
                                                              ---------------
Total                                                             339,126,400
-----------------------------------------------------------------------------

NORTH CAROLINA (3.7%)
City of Charlotte
   Revenue Bonds
   Series 2002A
      07-01-14                     5.50       5,695,000             6,426,580
      07-01-15                     5.50       5,155,000             5,875,824
Mecklenburg County
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2001D
      02-01-12                     4.00       3,600,000             3,689,244
      02-01-14                     4.10       3,600,000             3,734,496
North Carolina Eastern Municipal Power Agency
   Prerefunded Revenue Bonds
   Series 1986A Escrowed to Maturity
      01-01-17                     5.00       6,220,000             6,829,809
North Carolina Eastern Municipal Power Agency
   Prerefunded Revenue Bonds
   Series 1988A
      01-01-26                     6.00       1,940,000             2,428,919
North Carolina Eastern Municipal Power Agency
   Prerefunded Revenue Bonds
   Series 1989A
      01-01-10                     7.50      15,125,000            16,676,068

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 31

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
NORTH CAROLINA (CONT.)
North Carolina Eastern Municipal Power Agency
   Refunding Revenue Bonds
   Series 1993B
      01-01-07                     7.25%  $   5,000,000       $     5,013,272
      01-01-09                     6.13      10,000,000            10,458,800
North Carolina Eastern Municipal Power Agency
   Refunding Revenue Bonds
   Series 2003A
      01-01-11                     5.50      15,000,000            15,895,200
North Carolina Eastern Municipal Power Agency
   Unrefunded Revenue Bonds
   Series 1989A
      01-01-10                     7.50      14,035,000            15,483,973
North Carolina Housing Finance Agency
   Revenue Bonds
   Series 2006A-25 A.M.T.
      01-01-37                     5.75       7,500,000             8,061,750
North Carolina Housing Finance Agency
   Revenue Bonds
   Series 2006A-26 A.M.T.
      01-01-38                     5.50       3,750,000(b)          3,996,150
North Carolina Municipal Power Agency #1 Catawba
   Revenue Bonds
   Series 2003A
      01-01-12                     5.50       6,500,000             6,974,240
Raleigh Durham Airport Authority
   Revenue Bonds
   Series 2001A (FGIC)
      11-01-11                     5.00       1,900,000             2,022,968
State of North Carolina
   Prerefunded Unlimited General Obligation Public
   Improvement Bonds
   Series 1999A
      03-01-15                     5.25       5,000,000             5,274,650
                                                              ---------------
Total                                                             118,841,943
-----------------------------------------------------------------------------

NORTH DAKOTA (0.1%)
Ward County
   Revenue Bonds
   Trinity Obligated Group
   Series 2006
      07-01-29                     5.13       2,650,000             2,794,452
-----------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
OHIO (3.3%)
Cincinnati City School District
   Unlimited General Obligation Refunding Bonds
   Classroom Construction & Improvement
   Series 2006 (FGIC)
      12-01-25                     5.25%  $   4,120,000       $     4,885,743
City of Cleveland
   Refunding Revenue Bonds
   Series 2001J (FSA)
      01-01-12                     5.38       1,000,000             1,084,490
Columbus City School District
   Prerefunded Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2004 (FSA)
      12-01-29                     5.25       3,500,000             3,905,545
County of Cuyahoga
   Refunding Revenue Bonds
   Series 2003A
      01-01-21                     6.00       6,000,000             6,727,800
County of Cuyahoga
   Revenue Bonds
   Canton Incorporated Project
   Series 2000
      01-01-30                     7.50       2,000,000             2,246,720
County of Erie
   Revenue Bonds
   Firelands Regional Medical Center
   Series 2002A
      08-15-32                     5.63       1,000,000             1,075,650
County of Montgomery
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
      05-01-30                     5.00       4,000,000(n)          4,230,400
      05-01-32                     5.00       3,250,000             3,432,943
Dayton City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003A (FGIC)
      12-01-27                     5.00       2,765,000             2,946,025

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

32 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
OHIO (CONT.)
Dayton City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003D (FGIC)
      12-01-17                     5.00%  $   4,000,000       $     4,299,920
Franklin County
   Refunding Revenue Bonds
   OhioHealth Corporation
   Series 2003C
      05-15-22                     5.25       5,170,000             5,579,516
      05-15-24                     5.25       2,625,000             2,820,510
Franklin County
   Refunding Revenue Bonds
   Trinity Health Credit
   Series 2005A
      06-01-20                     5.00       3,750,000             4,000,950
Miami County
   Improvement Refunding Revenue Bonds
   Upper Valley Medical Center
   Series 2006
      05-15-26                     5.25       1,415,000             1,521,818
Ohio Housing Finance Agency
   Revenue Bonds
   Residential Mortgage-backed Securities
   Series 2006A (GNMA) A.M.T.
      09-01-26                     4.75       4,500,000             4,635,450
      09-01-36                     4.90       4,500,000             4,617,405
Ohio Housing Finance Agency
   Revenue Bonds
   Residential Mortgage-backed Securities
   Series 2006E (GNMA/FNMA) A.M.T.
      09-01-36                     5.00       2,635,000             2,716,422
Ohio Municipal Electric Generation Agency
   Refunding Revenue Bonds
   Joint Venture 5
   Series 2004 (AMBAC)
      02-15-24                     4.75       7,230,000             7,538,142
Ohio State Building Authority
   Revenue Bonds
   State Facilities Adult Correctional Building Fund
   Projects
   Series 2005A (FSA)
      04-01-22                     5.00       4,250,000             4,588,683

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON   PRINCIPAL                VALUE(a)
ISSUER AND                          RATE     AMOUNT
TITLE OF
ISSUE(e,f)
OHIO (CONT.)
Ohio State University
   Revenue Bonds
   Series 2002A
      12-01-12                     5.25%  $     750,000       $       819,510
Port of Greater Cincinnati Development Authority
   Revenue Bonds
   Sisters of Mercy
   Series 2006
      10-01-25                     5.00         500,000               529,415
State of Ohio
   Revenue Bonds
   Mount Union College Project
   Series 2006
      10-01-31                     5.00         250,000               265,328
State of Ohio
   Unlimited General Obligation Bonds
   Common Schools Capital Facilities
   Series 2001B
      09-15-11                     5.25       6,545,000             7,032,602
      09-15-20                     5.00       3,780,000             4,008,501
State of Ohio
   Unlimited General Obligation Bonds
   Conservation Projects
   Series 2005A
      03-01-20                     5.00       3,250,000             3,470,220
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2002A
      08-01-18                     5.38       4,500,000             4,885,785
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2005B
      05-01-23                     5.00       6,375,000             6,873,269
State of Ohio
   Unlimited General Obligation Bonds
   Infrastructure Improvement
   Series 2005A
      09-01-21                     5.00       4,500,000             4,862,115
                                                              ---------------
Total                                                             105,600,877
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 33

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
OKLAHOMA (0.1%)
Oklahoma Municipal Power Authority
   Revenue Bonds
   Series 2001A (FSA)
     01-01-12                      5.00%  $   1,185,000       $     1,254,655
     01-01-13                      5.00       1,020,000             1,077,181
                                                              ---------------
Total                                                               2,331,836
-----------------------------------------------------------------------------

OREGON (0.4%)
Clackamus Community College District
   Unlimited General Obligation Bonds
   Series 2001 (FGIC)
     06-15-11                      5.00       2,250,000             2,388,218
     06-15-12                      5.25       1,000,000             1,074,850
Port of Portland
   Refunding Revenue Bonds
   Portland International Airport
   Series 2001D (FGIC) A.M.T.
     07-01-11                      5.25       3,335,000             3,536,101
Salem-Keizer School District #24J
   Prerefunded Unlimited General Obligation Bonds
   Series 1999
     06-01-19                      5.00       3,500,000             3,624,914
Washington Multnomah & Yamhill Counties
   Ore School District #1J
   Unlimited General Obligation Bonds
   Series 2001 (MBIA)
     06-01-11                      5.00       2,995,000             3,177,545
                                                              ---------------
Total                                                              13,801,628
-----------------------------------------------------------------------------

PENNSYLVANIA (1.3%)
City of Pittsburgh
   Unlimited General Obligation Refunding Bonds
   Series 2006B (FSA)
     09-01-15                      5.25      10,000,000            11,139,899
Commonwealth of Pennsylvania
   Unlimited General Obligation Refunding Bonds
   Series 2002
     02-01-12                      5.50       5,970,000             6,513,748
Delaware River Port Authority
   Refunding Revenue Bonds
   Port District Project
   Series 2001A (FSA)
     01-01-12                      5.25       3,130,000             3,383,968

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE      AMOUNT
TITLE OF
ISSUE(e,f)
PENNSYLVANIA (CONT.)
Garnet Valley School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2001A (FGIC)
     02-15-25                      5.00%  $   2,000,000       $     2,126,960
Montgomery County Industrial Development Authority
   Revenue Bonds
   Acts Retirement - Life Communities
   Series 1998
     11-15-28                      5.25       7,500,000             7,666,575
Pennsylvania State University
   Refunding Revenue Bonds
   Series 2002
     08-15-16                      5.25       1,000,000             1,129,600
Philadelphia Authority for Industrial Development
   Revenue Bonds
   Series 2001B (FSA)
     10-01-13                      5.50       7,925,000             8,619,389
                                                              ---------------
Total                                                              40,580,139
-----------------------------------------------------------------------------

PUERTO RICO (4.3%)(c)
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Series 1998 (MBIA)
     07-01-23                      4.88       5,000,000             5,139,850
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2001 (FSA)
     07-01-16                      5.50       2,140,000             2,462,969
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2001A (FGIC)
     07-01-29                      5.50       7,250,000             8,905,755
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2003A
     07-01-21                      5.25       3,625,000             3,893,178
     07-01-24                      5.25       1,000,000             1,070,390

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

34 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)

NAME OF                          COUPON     PRINCIPAL                VALUE(a)
ISSUER AND                        RATE        AMOUNT
TITLE OF
ISSUE(e,f)
PUERTO RICO (CONT.)
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2004A
     07-01-24                      5.00%  $   8,000,000       $     8,427,120
     07-01-34                      5.00       8,000,000             8,395,360
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2006A
     07-01-23                      5.25       3,750,000             4,119,638
     07-01-24                      5.25       7,250,000             7,952,525
     07-01-25                      5.25       5,400,000             5,914,296
     07-01-26                      5.25       8,200,000             8,987,774
     07-01-27                      5.25       2,375,000             2,601,195
     07-01-30                      5.25       4,350,000             4,760,684
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 2006B
     07-01-32                      5.25       4,125,000             4,507,594
     07-01-35                      5.00      11,125,000            11,802,178
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding Bonds
   Series 2004A
     07-01-30                      5.00       6,000,000             6,349,080
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
     07-01-13                      6.25       1,000,000             1,137,540
     07-01-36                      5.50       5,000,000             5,562,000
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 2003G
     07-01-42                      5.00       5,250,000             5,473,545
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 2004J
     07-01-39                      5.13       2,000,000             2,114,880

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
PUERTO RICO (CONT.)
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 2005K
     07-01-19                      5.00%  $   2,500,000       $     2,670,500
     07-01-20                      5.00      11,130,000            11,864,134
Puerto Rico Infrastructure Financing Authority
   Refunding Special Tax Bonds
   Series 2005C (AMBAC)
     07-01-23                      5.50       3,000,000             3,581,760
Puerto Rico Public Buildings Authority
   Revenue Bonds
   Government Facilities
   Series 2004I
     07-01-33                      5.25       8,500,000             9,119,054
                                                              ---------------
Total                                                             136,812,999
-----------------------------------------------------------------------------

RHODE ISLAND (0.1%)
Rhode Island Housing & Mortgage Finance Corporation
   Revenue Bonds
   Homeownership Opportunity
   Series 2006TY-51-A
     10-01-26                      4.65       2,000,000             2,047,020
     04-01-33                      4.85       2,000,000             2,046,620
                                                              ---------------
Total                                                               4,093,640
-----------------------------------------------------------------------------

SOUTH CAROLINA (1.2%)
Charleston Educational Excellence Finance Corporation
   Revenue Bonds
   Charleston County School District
   Series 2005
     12-01-30                      5.25       5,500,000             5,962,935
Cherokee County
   Revenue Bonds
   Spring City Knitting Company Project
   Series 1979
     09-01-09                      7.40       4,160,000             4,398,160
City of Myrtle Beach
   Tax Allocation Bonds
   Myrtle Beach Air Force Base
   Series 2006A
     10-01-26                      5.25       2,000,000             2,046,000

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 35

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
SOUTH CAROLINA (CONT.)
Lexington County
   Revenue Bonds
   Series 2004
     05-01-32                      5.50%  $   4,685,000       $     5,090,721
South Carolina Transportation Infrastructure Bank
   Revenue Bonds
   Junior Lien
   Series 2001B (AMBAC)
     10-01-31                      5.25      10,000,000            10,670,300
State of South Carolina
   Unlimited General Obligation Bonds
   State Highway
   Series 2001B
     04-01-12                      4.50       6,000,000             6,297,540
Tobacco Settlement Revenue Management Authority
   Revenue Bonds
   Series 2001B
     05-15-22                      6.00       5,035,000             5,341,783
                                                              ---------------
Total                                                              39,807,439
-----------------------------------------------------------------------------

SOUTH DAKOTA (0.3%)
South Dakota Lease Revenue
   Trust Certificates
   Series 1993A
     09-01-17                      6.70       7,260,000             9,072,604
-----------------------------------------------------------------------------

TENNESSEE (3.0%)
Clarksville Natural Gas Acquisition Corporation
   Revenue Bonds
   Series 2006
     12-15-20                      5.00       3,500,000             3,861,025
     12-15-21                      5.00       3,000,000             3,314,880
Shelby County Health Educational & Housing Facilities
   Board
   Revenue Bonds
   St. Jude's Childrens Research
   Series 1999
     07-01-29                      5.38       5,000,000             5,279,350

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE      AMOUNT
TITLE OF
ISSUE(e,f)
TENNESSEE (CONT.)
Sullivan County Health Educational & Housing Facilities
   Board
   Revenue Bonds
   Wellmont Health System Project
   Series 2006C
     09-01-26                      5.25%  $   6,500,000       $     6,954,610
     09-01-36                      5.25      10,000,000            10,634,100
Tennessee Energy Acquisition Corporation
   Revenue Bonds
   Series 2006A
     09-01-18                      5.25      14,000,000            15,695,540
     09-01-20                      5.25       9,000,000            10,169,550
     09-01-22                      5.25      12,000,000            13,663,080
     09-01-24                      5.25       8,000,000             9,162,000
     09-01-26                      5.25      15,250,000            17,584,013
                                                              ---------------
Total                                                              96,318,148
-----------------------------------------------------------------------------

TEXAS (3.1%)
Aldine Independent School District
   Unlimited General Obligation Refunding Bonds
   Series 2001(Permanent School Fund Guarantee)
     02-15-11                      5.00       2,000,000             2,110,400
Cedar Hill Independent School District
   Unlimited General Obligation Refunding Bonds
   Capital Appreciation
   Zero Coupon
   Series 2006 (Permanent School Fund Guarantee)
     02-15-14                      4.06       2,630,000(b,i)        1,987,701
City of Austin
   Refunding Revenue Bonds
   Series 2002 (FSA)
     11-15-14                      5.50       3,485,000             3,936,342
City of Corpus Christi
   Limited General Obligation
   Refunding & Improvement Bonds
   Series 2001 (FSA)
     03-01-11                      5.00       3,690,000             3,895,681
     03-01-12                      5.00       3,400,000             3,590,876
City of Houston
   Prerefunded Revenue Bonds
   Junior Lien
   Series 2002B (AMBAC)
     12-01-15                      5.75       5,000,000             5,580,200

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

36 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
TEXAS (CONT.)
City of The Colony
   Unlimited General Obligation Bonds
   Series 1980 Escrowed to Maturity
     08-01-07                      9.25%  $   1,000,000       $     1,036,330
Corpus Christi Business & Job Development Corporation
   Improvement Refunding Revenue Bonds
   Arena Project
   Series 2002 (AMBAC)
     09-01-25                      5.00       3,550,000             3,766,302
County of Montgomery
   Unlimited General Obligation Bonds
   Unlimited Tax Adjustable Rate
   Series 2006B (FSA)
     03-01-29                      5.00       2,435,000             2,545,306
Dallas Area Rapid Transit
   Revenue Bonds
   Senior Lien
   Series 2001 (AMBAC)
     12-01-09                      5.50       2,000,000             2,109,660
Duncanville Independent School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2001B (Permanent School Fund Guarantee)
     02-15-32                      5.25       6,280,000             6,788,240
Fort Bend Independent School District
   Unlimited General Obligation Refunding Bonds
   Series 2004A (Permanent School Fund Guarantee)
     08-15-26                      5.25       4,000,000             4,364,080
Harris County Flood Control District
   Limited General Obligation Refunding Bonds
   Series 2004A
     10-01-23                      5.25       5,000,000             5,451,000
North Central Texas Health Facility
   Development Corporation
   Revenue Bonds
   Hospital Baylor Health Care System Project
   Series 2001A
     05-15-29                      5.13       2,000,000             2,077,540
Northside Independent School District
   Unlimited General Obligation Refunding Bonds
   Series 2001 (Permanent School Fund Guarantee)
     02-15-12                      5.50       3,720,000             4,001,678

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)

TEXAS (CONT.)
Richardson Hospital Authority
   Improvement Refunding Revenue Bonds
   Richardson Regional
   Series 2004
     12-01-34                      6.00%  $   9,000,000       $     9,898,020
Southwest Higher Education Authority
   Revenue Bonds
   Southern Methodist University Project
   Series 2002 (AMBAC)
     10-01-15                      5.50       3,420,000             3,750,338
Tarrant County Health Facilities Development
   Corporation
   Revenue Bonds
   Texas Health Resources System
   Series 1997A (MBIA)
     02-15-22                      5.25       6,000,000             6,202,140
Texas Municipal Power Agency
   Refunding Revenue Bonds
   Series 1993 (MBIA)
     09-01-09                      5.25       8,000,000             8,351,520
Texas Municipal Power Agency
   Refunding Revenue Bonds
   Sub Lien
   Series 2004 (FGIC)
     09-01-10                      4.25       3,500,000             3,517,535
Texas State Turnpike Authority
   Revenue Bonds
   First Tier
   Series 2002A (AMBAC)
     08-15-39                      5.50      10,000,000            10,804,100
Texas Technical University
   Revenue Bonds
   Financing System
   7th Series 2002 (MBIA)
     08-15-09                      5.25       1,605,000             1,674,432
Wylie Independent School District
   Unlimited General Obligation Refunding Bonds
   Zero Coupon
   Series 2001 (Permanent School Fund Guarantee)
     08-15-12                      4.80       3,385,000(i)          2,728,852
                                                              ---------------
Total                                                             100,168,273
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 37

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
UTAH (0.8%)
Community of Eagle Mountain
   Special Assessment Bonds
   Special Improvement District #2000-1
   Series 2006
     02-01-21                      8.25%  $   5,105,000       $     5,318,236
Intermountain Power Agency
   Refunding Revenue Bonds
   Series 1998A (MBIA)
     07-01-12                      5.25      16,600,000            17,171,538
Utah Housing Corporation
   Revenue Bonds
   Series 2003A-1 A.M.T.
     07-01-24                      5.13       2,165,000             2,242,529
                                                              ---------------
Total                                                              24,732,303
-----------------------------------------------------------------------------

VERMONT (0.1%)
University of Vermont & State Agricultural College
   Revenue Bonds
   Series 2002 (AMBAC)
     10-01-15                      5.50       2,000,000             2,214,500
     10-01-16                      5.50       2,110,000             2,332,774
                                                              ---------------
Total                                                               4,547,274
-----------------------------------------------------------------------------

VIRGINIA (0.8%)
City of Hampton
   Revenue Bonds
   Series 2002 (AMBAC)
     01-15-28                      5.13      10,750,000            11,489,600
County of Loudoun
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2001C
     11-01-12                      5.00       3,010,000             3,244,238
Tobacco Settlement Financing Corporation
   Asset-backed Revenue Bonds
   Series 2005
     06-01-26                      5.50       5,200,000             5,526,820
     06-01-37                      5.63       5,500,000             5,841,880
                                                              ---------------
Total                                                              26,102,538
-----------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
WASHINGTON (2.7%)
City of Tacoma
   Prerefunded Revenue Bonds
   Series 2001A (FSA)
     01-01-20                      5.75%  $   5,000,000       $     5,462,800
City of Tacoma
   Refunding Revenue Bonds
   Series 2001B (FSA)
     01-01-12                      5.50       5,000,000             5,439,100
Clark County
   Unrefunded Revenue Bonds
   Series 2001B (AMBAC)
     12-01-12                      5.25       2,105,000             2,291,798
County of King
   Unrefunded Limited General Obligation Bonds
   Series 2002
     12-01-13                      5.50      11,185,000            12,473,176
NJB Properties
   Revenue Bonds
   King County Washington Project
   Series 2006A
     12-01-25                      5.00       6,445,000(b)          6,954,864
     12-01-26                      5.00       7,290,000(b)          7,860,515
     12-01-27                      5.00       3,660,000(b)          3,943,321
Port of Seattle
   Limited General Obligation Bonds
   Series 2000B A.M.T.
     12-01-21                      5.90       3,050,000             3,288,510
Snohomish County Public Utility District #1
   Refunding Revenue Bonds
   Generation System
   Series 1986A Escrowed to Maturity
     01-01-20                      5.00      17,750,000            20,006,202
Spokane Public Facilities District
   Revenue Bonds
   Series 2003 (MBIA)
     12-01-28                      5.75       3,195,000             3,572,330
State of Washington
   Unlimited General Obligation Bonds
   Series 2005D (FSA)
     01-01-15                      5.00       3,000,000             3,283,080

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

38 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
WASHINGTON (CONT.)
Tobacco Settlement Authority of Washington
   Asset-backed Revenue Bonds
   Series 2002
     06-01-26                      6.50%  $   1,225,000       $     1,354,213
Washington Public Power Supply System
   Revenue Bonds
   Linked Pars & Inflos
   Series 1993 Escrowed to Maturity (FSA)
     07-01-11                      5.75      10,000,000(j)         10,677,700
                                                              ---------------
Total                                                              86,607,609
-----------------------------------------------------------------------------

WISCONSIN (1.2%)
Badger Tobacco Asset Securitization Corporation
   Asset-backed Revenue Bonds
   Series 2002
     06-01-27                      6.13      12,685,000            13,585,381
     06-01-32                      6.38       4,740,000             5,178,924
Wisconsin Health & Educational Facilities Authority
   Revenue Bonds
   Wheaton Franciscan Services
   Series 2003A
     08-15-33                      5.13      13,700,000            14,261,563
Wisconsin Housing & Economic Development Authority
   Revenue Bonds
   Series 2006E A.M.T.
     09-01-31                      5.50       4,930,000             5,255,232
                                                              ---------------
Total                                                              38,281,100
-----------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $2,784,060,142)                                        $ 2,949,282,405
-----------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (11.0%)(o)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
ARKANSAS (0.1%)
Arkansas Development Finance Authority
   Revenue Bonds
   Series 2001
   (GNMA/FNMA) A.M.T.
     07-01-33                      5.30       4,480,000             4,583,490
-----------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (CONT.)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
CALIFORNIA (2.3%)
Los Angeles Unified School District
   Unlimited General Obligation Bonds
   Series 2000 (FGIC)
     07-01-18                      5.63%  $  10,000,000       $    10,738,794
Port of Oakland
   Revenue Bonds
   Series 2000-663R-A (FGIC) A.M.T.
     11-01-15                      5.75       6,630,000             7,098,144
Port of Oakland
   Revenue Bonds
   Series 2000-663R-B (FGIC) A.M.T.
     11-01-16                      5.75       6,000,000             6,423,660
San Diego Unified School District
   Series 2000-804R-A
     07-01-20                      5.13       9,560,000            10,063,998
San Diego Unified School District
   Series 2000-804R-B
     07-01-21                      5.13       5,595,000             5,889,968
San Diego Unified School District
   Series 2000-804R-C
     07-01-22                      5.13       4,120,000             4,337,200
San Francisco City & County Airports Commission
   Series 2000-661R-A A.M.T.
     05-01-14                      5.75       3,250,000             3,508,347
San Francisco City & County Airports Commission
   Series 2000-661R-B A.M.T.
     05-01-15                      5.75       3,450,000             3,724,241
San Francisco City & County Airports Commission
   Series 2000-661R-C A.M.T.
     05-01-16                      5.88       3,660,000             3,965,500
State of California
   Unlimited General Obligation Bonds
   Series 1999-195 (MBIA)
     12-01-16                      5.75      16.250,000            17,483,046
                                                              ---------------
Total                                                              73,232,898
-----------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.2%)
Metropolitan Washington Airports Authority
   Revenue Bonds
   Series 2001
   (MBIA) A.M.T.
     10-01-27                      5.50       5,000,000             5,371,550

See accompanying notes to investments in securities.


-----------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 39

MUNICIPAL BONDS HELD IN TRUST (CONT.)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
GEORGIA (0.9%)
City of Atlanta
   Revenue Bonds
   Series 2000-313 (FGIC) A.M.T.
      01-01-18                     6.00%  $  11,150,000(n)    $    11,963,862
City of Atlanta
   Revenue Bonds
   Series 2000-376 (FGIC)
      01-01-21                     5.50      16,800,000            17,810,184
                                                              ---------------
Total                                                              29,774,046
-----------------------------------------------------------------------------

HAWAII (0.9%)
Hawaii State Department of Budget & Finance
   Revenue Bonds
   Series 2000-795R
   (AMBAC) A.M.T.
      07-01-20                     5.70      27,000,000            28,896,210
-----------------------------------------------------------------------------

ILLINOIS (0.4%)
Chicago O'Hare International Airport
   Revenue Bonds
   Series 2001
   (AMBAC) A.M.T.
      01-01-20                     5.63       5,675,000             6,080,520
      01-01-21                     5.63       6,230,000             6,669,461
                                                              ---------------
Total                                                              12,749,981
-----------------------------------------------------------------------------

INDIANA (0.2%)
Indiana Housing Finance Authority
   Revenue Bonds
   Series 2001
   (GNMA/FNMA) A.M.T.
      07-01-33                     5.55       4,870,000             5,004,001
-----------------------------------------------------------------------------

IOWA (0.2%)
Iowa Finance Authority
   Revenue Bonds
   Series 2001
   (GMNA/FNMA) A.M.T.
      07-01-33                     5.50       7,710,000             7,932,183
-----------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (CONT.)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
MISSOURI (0.1%)
Missouri Housing Development Commission
   Revenue Bonds
   Series 2001-224
   (GNMA/FNMA) A.M.T.
      09-01-33                     5.50%  $   2,780,000       $     2,867,843
-----------------------------------------------------------------------------

NEW JERSEY (0.5%)
New Jersey State Turnpike Authority
   Revenue Bonds
   Series 2000-719R (MBIA)
      01-01-13                     6.00      13,000,000            14,740,833
-----------------------------------------------------------------------------

NEW YORK (2.1%)
City of New York
   Unlimited General Obligation Bonds
   Series 2000 (FGIC)
      05-15-14                     5.88       5,375,000             5,840,669
      05-15-15                     5.88       5,675,000             6,145,516
      05-15-16                     5.88       3,530,000             3,835,947
New York Mortgage Agency
   Revenue Bonds
   Series 2002 A.M.T.
      04-01-32                     5.40      16,695,000            17,324,067
New York State Energy Research & Development
   Authority
   Revenue Bonds
   Series 2000-379 (MBIA)
      01-01-21                     5.50      22,560,000            22,814,476
Port Authority of New York & New Jersey
   Revenue Bonds
   Series 2000 (MBIA) A.M.T.
      10-15-21                     5.75      10,525,000            10,787,454
                                                              ---------------
Total                                                              66,748,129
-----------------------------------------------------------------------------

NORTH CAROLINA (0.6%)
North Carolina Eastern Municipal Power Agency
   Revenue Bonds
   Series 2000-209 (MBIA)
      01-01-13                     5.70      10,000,000            10,214,885
North Carolina Housing Finance Agency
   Revenue Bonds
   Series 2002 A.M.T.
      01-01-34                     5.35       8,335,000             8,537,267
                                                              ---------------
Total                                                              18,752,152
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

40 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

MUNICIPAL BONDS HELD IN TRUST (CONT.)

NAME OF                           COUPON    PRINCIPAL                VALUE(a)
ISSUER AND                         RATE       AMOUNT
TITLE OF
ISSUE(e,f)
PUERTO RICO (0.6%)(c)
Puerto Rico Housing Finance Corporation
   Revenue Bonds
   Series 2001-257 A.M.T.
      12-01-28                     5.30%  $   9,035,000       $     9,270,322
Puerto Rico Public Buildings Authority
   Revenue Bonds
   Series 2000-416 (FSA)
      07-01-21                     5.25       9,350,000             9,582,908
                                                              ---------------
Total                                                              18,853,230
-----------------------------------------------------------------------------

TEXAS (1.1%)
City of Houston
   Revenue Bonds
   Series 2000 (FSA) A.M.T.
      07-01-18                     5.50      13,050,000            13,770,752
      07-01-19                     5.50       8,000,000             8,433,740
Texas Department of Housing & Community Affairs
   Revenue Bonds
   Series 2002A
   (MBIA) A.M.T.
      03-01-34                     5.55       6,565,000             6,901,003
Texas Department of Housing & Community Affairs
   Revenue Bonds
   Series 2002B
   (MBIA) A.M.T.
      09-01-33                     5.55       5,800,000             6,095,488
                                                              ---------------
Total                                                              35,200,983
-----------------------------------------------------------------------------

WASHINGTON (0.8%)
State of Washington
   Unlimited General Obligation Bonds
   1st Series 2000-389
      07-01-18                     5.63      12,050,000            12,896,912
State of Washington
   Unlimited General Obligation Bonds
   2nd Series 2000-389
      07-01-19                     5.63      11,925,000            12,764,520
                                                              ---------------
Total                                                              25,661,432
-----------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $331,661,925)                                          $   350,368,961
-----------------------------------------------------------------------------

MUNICIPAL NOTES (2.0%)

ISSUE                          EFFECTIVE      AMOUNT                 VALUE(a)
(e,f,g)                          YIELD      PAYABLE AT
                                            MATURITY
ALASKA (0.6%)
City of Valdez
   Refunding Revenue Bonds
   Exxon Mobil Project
   V.R.D.N. Series 2001
      12-01-29                     3.56%  $   8,445,000       $     8,445,000
City of Valdez
   Refunding Revenue Bonds
   Exxon Pipeline Company Project
   V.R.D.N. Series 1993B
      12-01-33                     3.57       1,500,000             1,500,000
City of Valdez
   Revenue Bonds
   Exxon Pipeline Company Project
   V.R.D.N. Series 1985
      10-01-25                     3.56       4,900,000             4,900,000
                                                              ---------------
Total                                                              14,845,000
-----------------------------------------------------------------------------

CALIFORNIA (--%)
California Infrastructure & Economic Development Bank
   Revenue Bonds
   Rand Corporation
   V.R.D.N. Series 2002B (JPMorgan Chase Bank) AMBAC
      04-01-42                     3.47         300,000               300,000
-----------------------------------------------------------------------------

ILLINOIS (0.1%)
City of Chicago
   Refunding Unlimited General Obligation Bonds
   V.R.D.N. Series 2005D (Dexia Credit Local) FSA
      01-01-40                     3.48       3,250,000             3,250,000
-----------------------------------------------------------------------------

LOUISIANA (0.2%)
Parish of East Baton Rouge
   Refunding Revenue Bonds
   Exxon Project
   V.R.D.N. Series 1989
      11-01-19                     3.63       3,100,000             3,100,000
Parish of East Baton Rouge
   Refunding Revenue Bonds
   Exxon Project
   V.R.D.N. Series 1993
      03-01-22                     3.56       2,800,000             2,800,000
                                                              ---------------
Total                                                               5,900,000
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 41

MUNICIPAL NOTES (CONTINUED)

ISSUE                          EFFECTIVE     AMOUNT                  VALUE(a)
(e,f,g)                          YIELD     PAYABLE AT
                                            MATURITY
MASSACHUSETTS (0.2%)
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Harvard University
   V.R.D.N. Series 1999R
      11-01-49                     3.55%  $   4,200,000       $     4,200,000
Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   V.R.D.N. Series 1998D (Dexia Credit Local) FGIC
      11-01-26                     3.48       3,050,000             3,050,000
                                                              ---------------
Total                                                               7,250,000
-----------------------------------------------------------------------------

MICHIGAN (0.2%)
Detroit
   Revenue Bonds
   Senior Lien
   V.R.D.N. Series 2003B (Dexia Credit Local) FSA
      07-01-33                     3.60       7,100,000             7,100,000
University of Michigan
   Refunding Revenue Bonds
   University of Michigan Hospitals
   V.R.D.N. Series 1992A
      12-01-19                     3.57         600,000               600,000
                                                              ---------------
Total                                                               7,700,000
-----------------------------------------------------------------------------

MINNESOTA (0.1%)
Center City
   Revenue Bonds
   Hazelden Foundation Project
   V.R.D.N. Series 2005 (Bank of New York)
      11-01-35                     3.65         400,000               400,000
City of Minneapolis
   Revenue Bonds
   Guthrie Theater Project
   V.R.D.N. Series 2003A (Wells Fargo Bank)
      10-01-23                     3.33         400,000               400,000
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. Olaf College
   V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
      10-01-30                     3.65       1,150,000             1,150,000

MUNICIPAL NOTES (CONTINUED)

ISSUE                          EFFECTIVE     AMOUNT                  VALUE(a)
(e,f,g)                          YIELD     PAYABLE AT
                                            MATURITY
MINNESOTA (CONT.)
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. Olaf College
   V.R.D.N. 5th Series 2002M1 (Harris Trust & Savings Bank)
      10-01-32                     3.65%  $     600,000       $       600,000
St. Paul Port Authority
   Revenue Bonds
   Minnesota Public Radio Project
   V.R.D.N. 7th Series 2005 (Allied Irish Bank)
      05-01-25                     3.65       1,000,000             1,000,000
                                                              ---------------
Total                                                               3,550,000
-----------------------------------------------------------------------------

MISSISSIPPI (--%)
County of Jackson
   Refunding Revenue Bonds
   Chevron USA Incorporated Project
   V.R.D.N. Series 1992
      12-01-16                     3.60         800,000               800,000
-----------------------------------------------------------------------------

NEW YORK (0.1%)
New York City Municipal Water Finance Authority
   2nd Generation Resolution Revenue Bonds
   V.R.D.N. Series 2005AA-2
      06-15-32                     3.62       2,450,000             2,450,000
-----------------------------------------------------------------------------

OHIO (--%)
Ohio State Water Development Authority
   Refunding Revenue Bonds
   FirstEnergy Generation
   V.R.D.N. Series 2006A (Barclays Bank)
      05-15-19                     3.64         700,000               700,000
-----------------------------------------------------------------------------

PENNSYLVANIA (--%)
Pennsylvania State Higher Educational Facilities
   Authority
   Refunding Revenue Bonds
   Carnegie Mellon University
   V.R.D.N. Series 1995B (Morgan Guaranty Trust)
      11-01-27                     3.63         400,000               400,000
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

42 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

MUNICIPAL NOTES (CONTINUED)

ISSUE                          EFFECTIVE      AMOUNT                 VALUE(a)
(e,f,g)                          YIELD      PAYABLE AT
                                             MATURITY
TENNESSEE (0.4%)
   Clarksville Public Building Authority
   Revenue Bonds
   Pooled Financing
   Tennessee Bond Fund
   V.R.D.N. Series 2005 (Bank of America)
      11-01-35                     3.65%  $     300,000       $       300,000
Clarksville Public Building Authority
   Revenue Bonds
   Pooled Financing
   Tennessee Municipal Bond Fund
   V.R.D.N. Series 2003 (Bank of America)
      01-01-33                     3.65      10,845,000            10,845,000
Clarksville Public Building Authority
   Revenue Bonds
   Pooled Financing
   Tennessee Municipal Bond Fund
   V.R.D.N. Series 2004 (Bank of America)
      07-01-34                     3.65         300,000               300,000
Montgomery County Public Building Authority
   Revenue Bonds
   Tennessee County Ln Pool
   V.R.D.N. Series 2004 (Bank of America)
      07-01-34                     3.65       2,800,000             2,800,000
                                                              ---------------
Total                                                              14,245,000
-----------------------------------------------------------------------------

TEXAS (--%)
Bell County Health Facility Development Corporation
   Revenue Bonds
   Scott & White Memorial Hospital
   V.R.D.N. Series 2001-1
   (JPMorgan Chase Bank) MBIA
      08-15-31                     3.65         200,000               200,000
-----------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)

ISSUE                          EFFECTIVE     AMOUNT                  VALUE(a)
(e,f,g)                          YIELD     PAYABLE AT
                                            MATURITY
WYOMING (0.1%)
Kemmerer
   Revenue Bonds
   Exxon Projects
   V.R.D.N. Series 1984
      11-01-14                     3.56%  $   2,785,000       $     2,785,000
Lincoln County
   Revenue Bonds
   Exxon Project
   V.R.D.N. Series 1984C
      11-01-14                     3.56         320,000               320,000
                                                              ---------------
Total                                                               3,105,000
-----------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $64,695,000)                                           $    64,695,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,180,417,067)(p)                                     $ 3,364,346,366
=============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $38,225,262.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      4.5% of net assets at Nov. 30, 2006.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 43

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2006, the value of these securities amounted to $5,288,800 or 0.2% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      CIFG     -- IXIS Financial Guaranty
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(f)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Nov. 30, 2006, the value of securities subject to alternative minimum tax represented 9.5% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 2006. At Nov. 30, 2006, the value of inverse floaters represented 0.3% of net assets.

(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) This security may be separated into floating and inverse floating rate securities which may be traded separately. Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates.

(k) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal account is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield, including the impact of principal accretion, on the date of acquisition.


------------------------------------------------------------------------------

44 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

(l) Until December 2006, interest income is accrued on the original principal at an annual rate of 28.95%. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

(m) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2006, is as follows:

                                                 ACQUISITION
      SECURITY                                      DATES                          COST
      ---------------------------------------------------------------------------------
      Loveland Special Improvement District #1
         Unlimited General Obligation Bonds
         Series 2000
         7.50% 2029                              04-20-00                  $  5,212,400

(n) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                                  NOTIONAL AMOUNT
      ---------------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                                  $ 38,000,000
      U.S. Treasury Note, Dec. 2006, 10-year                                 95,900,000

(o)   Municipal Bonds Held in Trust - See Note 1 to the financial statements.

(p) At Nov. 30, 2006, the cost of securities for federal income tax purposes was $2,956,526,209 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                              $187,508,936
      Unrealized depreciation                                                  (123,779)
      ---------------------------------------------------------------------------------
      Net unrealized appreciation                                          $187,385,157
      ---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 45

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

NOV. 30, 2006

ASSETS
Investments in securities, at value (Note 1)
(identified cost $3,180,417,067)                                                 $  3,364,346,366
Capital shares receivable                                                                  44,156
Accrued interest receivable                                                            46,771,901
Receivable for investment securities sold                                              39,308,709
-------------------------------------------------------------------------------------------------
Total assets                                                                        3,450,471,132
-------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                                         429,563
Dividends payable to shareholders                                                       1,016,429
Capital shares payable                                                                    129,430
Payable for investment securities purchased                                            40,342,900
Short-term floating rate notes outstanding (Note 1)                                   220,435,000
Accrued investment management services fee                                                 38,553
Accrued distribution fee                                                                  678,401
Accrued transfer agency fee                                                                 4,299
Accrued administrative services fee                                                         5,387
Other accrued expenses                                                                    278,478
-------------------------------------------------------------------------------------------------
Total liabilities                                                                     263,358,440
-------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                               $  3,187,112,692
=================================================================================================
REPRESENTED BY
Capital stock - $.01 par value (Note 1)                                          $      7,170,924
Additional paid-in capital                                                          3,006,142,060
Undistributed net investment income                                                     3,313,443
Accumulated net realized gain (loss) (Note 7)                                         (11,406,831)
Unrealized appreciation (depreciation) on investments (Note 5)                        181,893,096
-------------------------------------------------------------------------------------------------
Total - representing net assets applicable to outstanding capital stock          $  3,187,112,692
=================================================================================================
Net assets applicable to outstanding shares:      Class A                        $  3,042,227,492
                                                  Class B                        $    126,941,031
                                                  Class C                        $     17,942,164
                                                  Class Y                        $          2,005
Net asset value per share of outstanding
capital stock:                                    Class A shares   684,487,152   $           4.44
                                                  Class B shares    28,569,339   $           4.44
                                                  Class C shares     4,035,499   $           4.45
                                                  Class Y shares           451   $           4.45
-------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

46 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

STATEMENT OF OPERATIONS

YEAR ENDED NOV. 30, 2006

INVESTMENT INCOME
Income:
Interest (Note 1)                                                               $     167,894,115
-------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                     15,027,647
Distribution fee
   Class A                                                                              8,005,917
   Class B                                                                              1,573,435
   Class C                                                                                199,250
Transfer agency fee                                                                     1,537,592
Incremental transfer agency fee
   Class A                                                                                141,516
   Class B                                                                                 18,319
   Class C                                                                                  2,971
Service fee -- Class Y                                                                          3
Administrative services fees and expenses                                               2,064,819
Interest and fee expense (Note 1)                                                       8,921,901
Compensation of board members                                                              44,424
Custodian fees                                                                            185,765
Printing and postage                                                                      263,930
Registration fees                                                                          91,570
Audit fees                                                                                 51,000
Other                                                                                     179,120
-------------------------------------------------------------------------------------------------
Total expenses                                                                         38,309,179
   Expenses waived/reimbursed by the Investment Manager and its
   affiliates (Note 2)                                                                 (1,340,918)
-------------------------------------------------------------------------------------------------
                                                                                       36,968,261
   Earnings and bank fee credits on cash balances (Note 2)                               (371,452)
-------------------------------------------------------------------------------------------------
Total net expenses                                                                     36,596,809
-------------------------------------------------------------------------------------------------
Investment income (loss) - net                                                        131,297,306
-------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                      (6,985,737)
   Futures contracts                                                                     (438,729)
   Payment from affiliate (Note 2)                                                        366,476
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                (7,057,990)
Net change in unrealized appreciation (depreciation) on investments                    65,394,391
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                         58,336,401
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $     189,633,707
=================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 47

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED NOV. 30,                                                 2006               2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   131,297,306   $     152,559,403
Net realized gain (loss) on investments                            (7,057,990)         25,845,494
Net change in unrealized appreciation (depreciation)
on investments                                                     65,394,391         (46,070,708)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     189,633,707         132,334,189
-------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                    (125,790,378)       (144,214,777)
      Class B                                                      (4,973,198)         (7,082,035)
      Class C                                                        (631,193)           (796,675)
      Class Y                                                             (80)                (79)
   Net realized gain
      Class A                                                     (20,075,761)                 --
      Class B                                                      (1,102,138)                 --
      Class C                                                        (134,324)                 --
      Class Y                                                             (12)
-------------------------------------------------------------------------------------------------
Total distributions                                              (152,707,084)       (152,093,566)
-------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                        144,687,932         165,253,741
   Class B shares                                                   7,261,078          10,929,278
   Class C shares                                                   1,717,328           3,562,986
Reinvestment of distributions at net asset value
   Class A shares                                                 106,845,504         104,400,663
   Class B shares                                                   4,741,662           5,478,426
   Class C shares                                                     676,194             703,444
Payments for redemptions
   Class A shares                                                (705,013,941)       (704,561,237)
   Class B shares (Note 2)                                        (76,158,823)        (75,577,974)
   Class C shares (Note 2)                                         (7,736,166)         (8,839,474)
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
transactions                                                     (522,979,232)       (498,650,147)
-------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (486,052,609)       (518,409,524)
Net assets at beginning of year                                 3,673,165,301       4,191,574,825
-------------------------------------------------------------------------------------------------
Net assets at end of year                                     $ 3,187,112,692   $   3,673,165,301
=================================================================================================
Undistributed net investment income                           $     3,313,443   $       3,044,433
-------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

48 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Tax-Exempt Income Series, Inc. (formerly AXP High Yield Tax-Exempt Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Tax-Exempt Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in medium and higher quality municipal bonds and other debt obligations whose interest may be exempt from federal income tax. The Fund may also invest in lower-quality bonds which help to obtain a higher portfolio yield. Lower quality-bonds often called "junk bonds" include securities that are below investment grade, commonly defined as bonds receiving a Standard & Poor's rating below BBB or a Moody's rating below Baa or non-rated securities of comparable quality.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o     Class Y shares have no sales charge and are not currrently offered.

The following changes have been implemented for Class Y: terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

At Nov. 30, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class Y shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 49

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Nov. 30, 2006, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 2006 was $5,679,960 representing 0.18% of net assets. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2006, the Fund has entered into outstanding when-issued securities of $38,225,262.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.


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50 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure or to protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

SWAP TRANSACTIONS

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ swaps to synthetically add or subtract principal exposure to the municipal market. Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or loss when the swap is terminated. The Fund did not enter into any swap agreements for the year ended Nov. 30, 2006.

INVERSE FLOATER PROGRAM TRANSACTIONS

The Fund enters into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third


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RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 51
parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par and (2) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "short-term floating rate notes outstanding" in the "Statement of assets and liabilities." The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. At Nov. 30, 2006, Fund investments with a value of $350,368,961 are held by the trusts and serve as collateral for the $220,435,000 in short-term floating rate notes outstanding at that date. Contractual maturities and interest rates of the municipal bonds held in trust at Nov. 30, 2006, are presented in the "Investments in Securities." The inclusion of interest and fee expense related to the short-term floating rate notes of $8,921,901 corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


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52 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $366,553 and accumulated net realized loss has been increased by $360,852 resulting in a net reclassification adjustment to decrease paid-in capital by $5,701.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED NOV. 30,                                        2006           2005
----------------------------------------------------------------------------------
CLASS A
Distributions paid from:
   Ordinary income -- tax-exempt distributions* ...    $144,214,777   $127,478,921
   Long-term capital gain .........................      18,387,218             --

CLASS B
Distributions paid from:
   Ordinary income -- tax-exempt distributions* ...       5,065,897      7,082,035
   Long-term capital gain .........................       1,009,439             --

CLASS C
Distributions paid from:
   Ordinary income -- tax-exempt distributions* ...         796,675        642,491
   Long-term capital gain .........................         123,026             --

CLASS Y
Distributions paid from:
   Ordinary income -- tax-exempt distributions* ...              79             81
   Long-term capital gain .........................              11             --

* Tax-exempt distributions were 98.41% and 99.88% for the years ended 2006 and 2005, respectively.

At Nov. 30, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed income ..........................................   $    874,014
Accumulated long-term gain (loss) .............................   $ (9,460,668)
Unrealized appreciation (depreciation) ........................   $183,402,791

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 53 taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.47% to 0.30% annually as the Fund's assets increase. Prior to March 1, 2006, the fee percentage of the Fund's daily net assets declined from 0.49% to 0.36% annually as the Fund's assets increased.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase.

Other expenses include, among other things, certain expenses of the Fund or the Board (including its independent members) equal to $119,126 that are paid by the Fund through Board Services Corporation, an entity that provides services to the Board and the Fund pursuant to a separate agreement. These expenses include: Fund boardroom expense, Board Services Corporation office expense, Board Services Corporation employee compensation, including employee health and retirement benefits, Board Services Corporation audit and legal fees, Fund legal fees, certain taxes, filing fees and certain other expenses.

Compensation of board members includes compensation of the Fund's Chair and includes the Fund Chair's base compensation as well as retirement benefits. Certain other aspects of the Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.


--------------------------------------------------------------------------------

54 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records.

The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

o     Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Effective Dec. 11, 2006 the fee structure under the Transfer Agency Agreement was revised from an account-based fee to an asset-based fee for Class Y. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets for this service attributable to Class Y shares.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for Class Y. The fee is calculated at a rate of 0.15% of the Fund's average daily net assets attributable to Class Y shares. Under the current Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this fee was terminated.

Sales charges received by the Distributor for distributing Fund shares were $1,162,647 for Class A, $320,663 for Class B and $2,482 for Class C for the year ended Nov. 30, 2006.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 55

For the year ended Nov. 30, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.79% for Class A, 1.55% for Class B, 1.55% for Class C and 0.64% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class Y were $1,275,016, $57,810, $8,091 and $1, respectively. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Nov. 30, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.55% for Class B, 1.55% for Class C and 0.64% for Class Y of the Fund's average daily net assets.

During the year ended Nov. 30, 2006, the Fund's custodian and transfer agency fees were reduced by $371,452 as a result of earnings and bank fee credits from overnight cash balances.

In addition, the Fund received a one time payment of $366,476 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $989,011,462 and $1,472,904,861, respectively, for the year ended Nov. 30, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                      YEAR ENDED NOV. 30, 2006
                             CLASS A       CLASS B       CLASS C    CLASS Y
---------------------------------------------------------------------------
Sold                        33,154,849     1,662,041      392,852        --
Issued for reinvested
   distributions            24,449,161     1,085,575      154,694        --
Redeemed                  (161,411,400)  (17,496,435)  (1,770,243)       --
---------------------------------------------------------------------------
Net increase (decrease)   (103,807,390)  (14,748,819)  (1,222,697)       --
---------------------------------------------------------------------------

                                      YEAR ENDED NOV. 30, 2005
                            CLASS A        CLASS B       CLASS C    CLASS Y
---------------------------------------------------------------------------
Sold                        37,128,817     2,455,873      801,438        --
Issued for reinvested
   distributions            23,495,793     1,233,090      158,280        --
Redeemed                  (158,580,666)  (16,996,996)  (1,987,001)       --
---------------------------------------------------------------------------
Net increase (decrease)    (97,956,056)  (13,308,033)  (1,027,283)       --
---------------------------------------------------------------------------


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56 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

5. INTEREST RATE FUTURES CONTRACTS

At Nov. 30, 2006, investments in securities included securities valued at $1,227,778 that were pledged as collateral to cover initial margin deposits on 1,339 open sale contracts. The notional market value of the open sale contracts at Nov. 30, 2006 was $148,098,395 with a net unrealized loss of $2,036,203. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the year ended Nov. 30, 2006.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $9,460,668 at Nov. 30, 2006, that if not offset by capital gains will expire in 2014. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. RESTATEMENT OF PRIOR YEAR INFORMATION

Subsequent to the Fund's current fiscal year-end, the Fund determined that the transfers of certain tax-exempt municipal bond securities by the Fund to special purpose bond trusts in connection with participation in certain inverse floater programs do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. The current year's financial statements accurately reflect the accounting treatment for these transactions.


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RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 57

The correction of the above item resulted in the restatement of the ratio of expenses to average daily net assets, including interest and fee expense on the financial highlights tables in Note 10 as shown below. This restatement is to include interest and fee expense related to the Fund's participation in certain inverse floater programs and an equal increase in interest income from fixed rate municipal bonds held in trust. There is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

                                                     2005   2004   2003   2002
------------------------------------------------------------------------------
Class A
   As previously reported                            .80%   .80%   .79%   .79%
   As restated                                       .97%   .89%   .91%   .99%
------------------------------------------------------------------------------
Class B
   As previously reported                           1.56%  1.55%  1.55%  1.55%
   As restated                                      1.73%  1.64%  1.67%  1.75%
------------------------------------------------------------------------------
Class C
   As previously reported                           1.56%  1.55%  1.56%  1.55%
   As restated                                      1.73%  1.64%  1.68%  1.75%
------------------------------------------------------------------------------
Class Y
   As previously reported                            .65%   .66%   .64%   .63%
   As restated                                       .82%   .75%   .76%   .83%
------------------------------------------------------------------------------

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce


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58 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


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RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 59

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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60 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                               2006           2005              2004           2003            2002
Net asset value, beginning of period                  $    4.39      $    4.42         $    4.46      $    4.38      $     4.41
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .17            .18               .18            .20             .23
Net gains (losses) (both realized
and unrealized)                                             .08           (.04)             (.04)           .07            (.03)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .25            .14               .14            .27             .20
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.17)          (.17)             (.18)          (.19)           (.23)
Distributions from realized gains                          (.03)            --                --             --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.20)          (.17)             (.18)          (.19)           (.23)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $    4.44      $    4.39         $    4.42      $    4.46      $     4.38
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $   3,042      $   3,460         $   3,914      $   4,321      $    4,503
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
excluding interest and fee expense(b)                       .79%(c)        .80%(c)           .80%           .79%            .79%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
including interest and fee expense                         1.05%(c)       .97%(c),(d)        .89%(d)        .91%(d)         .99%(d)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                                3.93%          3.89%             3.98%          4.46%           5.26%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                            30%            30%               22%            44%             37%
-------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                            5.81%          3.25%             3.15%          6.39%           4.71%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.83% and 0.81%, excluding interest and fee expense, and 1.09% and 0.98%, including interest and fee expense, for the years ended Nov. 30, 2006 and 2005, respectively.

(d) In January 2007, the Fund restated its previously reported financial results related to certain residual interest tax-exempt municipal securities held by the Fund. This restatement is to include interest and fee expense related to the Fund's participation in certain inverse floater programs and an equal increase in interest income from fixed rate municipal bonds held in trust. There is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. See Notes 1 and 8 to the financial statements.

(e)   Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 61

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                               2006           2005               2004          2003            2002
Net asset value, beginning of period                  $    4.39      $    4.41          $    4.46      $   4.38      $     4.41
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .14            .14                .15           .17             .20
Net gains (losses) (both realized
and unrealized)                                             .07           (.02)              (.05)          .07            (.03)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .21            .12                .10           .24             .17
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.13)          (.14)              (.15)         (.16)           (.20)
Distributions from realized gains                          (.03)            --                 --            --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.16)          (.14)              (.15)         (.16)           (.20)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $    4.44      $    4.39          $    4.41      $   4.46      $     4.38
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $     127      $     190          $     250      $    319      $      354
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
excluding interest and fee expense(b)                      1.55%(c)       1.56%(c)           1.55%         1.55%           1.55%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
including interest and fee expense                         1.81%(c)       1.73%(c),(d)       1.64%(d)      1.67%(d)        1.75%(d)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                                3.15%          3.13%              3.23%         3.70%           4.49%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                            30%            30%                22%           44%             37%
-------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                            5.01%          2.69%              2.14%         5.60%           3.93%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.59% and 1.57%, excluding interest and fee expense, and 1.85% and 1.74%, including interest and fee expense, for the years ended Nov. 30, 2006 and 2005, respectively.

(d) In January 2007, the Fund restated its previously reported financial results related to certain residual interest tax-exempt municipal securities held by the Fund. This restatement is to include interest and fee expense related to the Fund's participation in certain inverse programs and an equal increase in interest income from fixed rate municipal bonds held in trust. There is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. See Notes 1 and 8 to the financial statements.

(e)   Total return does not reflect payment of a sales charge.


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62 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                               2006           2005               2004          2003            2002
Net asset value, beginning of period                  $    4.39      $    4.42          $    4.46      $   4.38      $     4.41
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .14            .14                .15           .17             .20
Net gains (losses) (both realized
and unrealized)                                             .08           (.03)              (.04)          .07            (.03)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .22            .11                .11           .24             .17
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.13)          (.14)              (.15)         (.16)           (.20)
Distributions from realized gains                          (.03)            --                 --            --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.16)          (.14)              (.15)         (.16)           (.20)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $    4.45      $    4.39          $    4.42      $   4.46      $     4.38
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $      18      $      23          $      28      $     30      $       28
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
excluding interest and fee expense(b)                      1.55%(c)       1.56%(c)           1.55%         1.56%           1.55%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
including interest and fee expense                         1.81%(c)       1.73%(c),(d)       1.64%(d)      1.68%(d)        1.75%(d)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                                3.16%          3.13%              3.23%         3.70%           4.46%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                            30%            30%                22%           44%             37%
-------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                            5.25%          2.46%              2.37%         5.59%           3.93%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.59% and 1.57%, excluding interest and fee expense, and 1.85% and 1.74%, including interest and fee expense, for the years ended Nov. 30, 2006 and 2005, respectively.

(d) In January 2007, the Fund restated its previously reported financial results related to certain residual interest tax-exempt municipal securities held by the Fund. This restatement is to include interest and fee expense related to the Fund's participation in certain inverse floater programs and an equal increase in interest income from fixed rate municipal bonds held in trust. There is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. See Notes 1 and 8 to the financial statements.

(e)   Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 63

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,                           2006            2005                2004            2003            2002
Net asset value, beginning of period             $     4.39      $     4.42          $     4.46      $     4.38      $     4.42
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .18             .18                 .18             .21             .24
Net gains (losses) (both realized
and unrealized)                                         .08            (.03)               (.04)            .07            (.04)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        .26             .15                 .14             .28             .20
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.17)           (.18)               (.18)           (.20)           (.24)
Distributions from realized gains                      (.03)             --                  --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    (.20)           (.18)               (.18)           (.20)           (.24)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     4.45      $     4.39          $     4.42      $     4.46      $     4.38
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $       --      $       --          $       --      $       --      $       --
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
excluding interest and fee expense(b)                   .64%(c)         .65%(c)             .66%            .64%            .63%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
including interest and fee expense                      .90%(c)         .82%(c),(d)         .75%(d)         .76%(d)         .83%(d)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                            4.08%           3.98%               4.07%           4.44%           6.29%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                        30%             30%                 22%             44%             37%
-------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                        6.19%           3.38%               3.28%           6.51%           4.62%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.66% and 0.66%, excluding interest and fee expense, and 0.92% and 0.83%, including interest and fee expense, for the years ended Nov. 30, 2006 and 2005, respectively.

(d) In January 2007, the Fund restated its previously reported financial results related to certain residual interest tax-exempt municipal securities held by the Fund. This restatement is to include interest and fee expense related to the Fund's participation in certain inverse floater programs and an equal increase in interest income from fixed rate municipal bonds held in trust. There is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. See Notes 1 and 8 to the financial statements.

(e)   Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------

64 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND

We have audited the accompanying statement of assets and liabilities of RiverSource Tax-Exempt High Income Fund (a series of RiverSource Tax-Exempt Income Series, Inc.) as of November 30, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2006, and the financial highlights for each of the years or periods in the five-year period ended November 30, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodians and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Tax-Exempt High Income Fund as of November 30, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 8, the financial highlights for each of the years in the four-year period ended Nov. 30, 2005 have been restated.

KPMG LLP

Minneapolis, Minnesota

January 22, 2007


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 65

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

Fiscal year ended Nov. 30, 2006

CLASS A

INCOME DISTRIBUTIONS - 98.41% are tax-exempt.

PAYABLE DATE                                                         PER SHARE

Dec. 22, 2005 ....................................................   $ 0.01309
Jan. 26, 2006 ....................................................     0.01632
Feb. 27, 2006 ....................................................     0.01505
March 27, 2006 ...................................................     0.01304
April 26, 2006 ...................................................     0.01399
May 25, 2006 .....................................................     0.01347
June 26, 2006 ....................................................     0.01560
July 26, 2006 ....................................................     0.01400
Aug. 28, 2006 ....................................................     0.01535
Sept. 25, 2006 ...................................................     0.01306
Oct. 26, 2006 ....................................................     0.01483
Nov. 27, 2006 ....................................................     0.01519
Total ............................................................   $ 0.17299

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.

PAYABLE DATE                                                         PER SHARE

Dec. 22, 2005 ....................................................   $ 0.02363
Total distributions ..............................................   $ 0.19662

CLASS B

INCOME DISTRIBUTIONS - 98.41% are tax-exempt.

PAYABLE DATE                                                         PER SHARE

Dec. 22, 2005 ....................................................   $ 0.01099
Jan. 26, 2006 ....................................................     0.01312
Feb. 27, 2006 ....................................................     0.01212
March 27, 2006 ...................................................     0.01048
April 26, 2006 ...................................................     0.01127
May 25, 2006 .....................................................     0.01085
June 26, 2006 ....................................................     0.01270
July 26, 2006 ....................................................     0.01119
Aug. 28, 2006 ....................................................     0.01235
Sept. 25, 2006 ...................................................     0.01049
Oct. 26, 2006 ....................................................     0.01198
Nov. 27, 2006 ....................................................     0.01225
Total ............................................................   $ 0.13979


------------------------------------------------------------------------------

66 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.

PAYABLE DATE                                                         PER SHARE

Dec. 22, 2005 ....................................................   $ 0.02363
Total distributions ..............................................   $ 0.16342

CLASS C

INCOME DISTRIBUTIONS - 98.41% are tax-exempt.

PAYABLE DATE                                                         PER SHARE

Dec. 22, 2005 ....................................................   $ 0.01100
Jan. 26, 2006 ....................................................     0.01312
Feb. 27, 2006 ....................................................     0.01213
March 27, 2006 ...................................................     0.01049
April 26, 2006 ...................................................     0.01128
May 25, 2006 .....................................................     0.01085
June 26, 2006 ....................................................     0.01272
July 26, 2006 ....................................................     0.01131
Aug. 28, 2006 ....................................................     0.01235
Sept. 25, 2006 ...................................................     0.01050
Oct. 26, 2006 ....................................................     0.01199
Nov. 27, 2006 ....................................................     0.01225
Total ............................................................   $ 0.13999

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.

PAYABLE DATE                                                         PER SHARE

Dec. 22, 2005 ....................................................   $ 0.02363
Total distributions ..............................................   $ 0.16362

CLASS Y

INCOME DISTRIBUTIONS - 98.41% are tax-exempt.

PAYABLE DATE                                                         PER SHARE

Dec. 22, 2005 ....................................................   $ 0.01356
Jan. 26, 2006 ....................................................     0.01734
Feb. 27, 2006 ....................................................     0.01476
March 27, 2006 ...................................................     0.01292
April 26, 2006 ...................................................     0.01463
May 25, 2006 .....................................................     0.01410
June 26, 2006 ....................................................     0.01632
July 26, 2006 ....................................................     0.01465
Aug. 28, 2006 ....................................................     0.01592
Sept. 25, 2006 ...................................................     0.01365
Oct. 26, 2006 ....................................................     0.01549
Nov. 27, 2006 ....................................................     0.01592
Total ............................................................   $ 0.17926

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.

PAYABLE DATE

Dec. 22, 2005 ....................................................   $ 0.02363
Total distributions ..............................................   $ 0.20289


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 67

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for 2006 was 8.97%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

SOURCE OF INCOME BY STATE

Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 2006 are listed below.

Alabama .............................................................    0.965%
Alaska ..............................................................    0.158
Arizona .............................................................    0.938
Arkansas ............................................................    0.447
California ..........................................................   20.291
Colorado ............................................................    3.671
Connecticut .........................................................    1.044
Florida .............................................................    3.375
Georgia .............................................................    1.771
Hawaii ..............................................................    1.733
Illinois ............................................................    3.578
Indiana .............................................................    1.171
Iowa ................................................................    0.356
Kansas ..............................................................    0.052
Louisiana ...........................................................    1.526
Maine ...............................................................    0.095
Maryland ............................................................    1.132
Massachusetts .......................................................    4.670
Michigan ............................................................    3.253
Minnesota ...........................................................    4.212
Mississippi .........................................................    0.767
Missouri ............................................................    0.168
Montana .............................................................    0.029
Nebraska ............................................................    0.091
Nevada ..............................................................    0.796
New Hampshire .......................................................    0.060
New Jersey ..........................................................    2.749
New Mexico ..........................................................    0.168
New York ............................................................   12.634
North Carolina ......................................................    4.135
North Dakota ........................................................    0.006
Ohio ................................................................    3.839
Oklahoma ............................................................    0.069
Oregon ..............................................................    0.472
Pennsylvania ........................................................    1.378
Puerto Rico .........................................................    2.676
Rhode Island ........................................................    0.179
South Carolina ......................................................    1.334
South Dakota ........................................................    0.292
Tennessee ...........................................................    1.166
Texas ...............................................................    4.654
Utah ................................................................    1.860
Vermont .............................................................    0.125
Virginia ............................................................    1.102
Washington ..........................................................    2.786
Washington, DC ......................................................    0.724
West Virginia .......................................................    0.083
Wisconsin ...........................................................    1.108
Wyoming .............................................................    0.112


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68 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 69

                                                    BEGINNING         ENDING        EXPENSES         ANNUALIZED
                                                  ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING        EXPENSE
                                                  JUNE 1, 2006    NOV. 30, 2006   THE PERIOD(a)       RATIO(d)
 Class A
      Actual(b)                                   $      1,000    $    1,043.50   $        5.38         1.05%
      Hypothetical (5% return before expenses)    $      1,000    $    1,019.80   $        5.32         1.05%
 Class B
      Actual(b)                                   $      1,000    $    1,039.50   $        9.25         1.81%
      Hypothetical (5% return before expenses)    $      1,000    $    1,015.99   $        9.15         1.81%
 Class C
      Actual(b)                                   $      1,000    $    1,041.90   $        9.26         1.81%
      Hypothetical (5% return before expenses)    $      1,000    $    1,015.99   $        9.15         1.81%
 Class Y
      Actual(b)                                   $      1,000    $    1,046.70   $        4.62(c)        90%
      Hypothetical (5% return before expenses)    $      1,000    $    1,020.56   $        4.56(c)       .90%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Nov. 30, 2006:
      +4.35% for Class A, +3.95% for Class B, +4.19% for Class C and +4.67% for Class Y.

(c) The following changes have been implemented for Class Y: terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses
      (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.64% for Class Y.
      Any amounts waived will not be reimbursed by the Fund. If these changes had been in place for the six-month period ended Nov. 30, 2006, the actual and hypothetical expenses paid would have been the same as those expenses presented in the table above for Class Y.

(d) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B, 1.55% for Class C and 0.64% for Class Y. See Notes 1 and 10 to the financial statements.



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70 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND        PRINCIPAL OCCUPATION               OTHER
AGE                      LENGTH OF SERVICE    DURING PAST FIVE YEARS             DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member         Chief Justice, Minnesota Supreme
901 S. Marquette Ave.    since 2006           Court, 1998-2005
Minneapolis, MN 55402
Age 52
-------------------------------------------------------------------------------------------------------------
Arne H. Carlson*         Board member         Chair, RiverSource Funds,
901 S. Marquette Ave.    since 1999           1999-2006; Chair, Board Services
Minneapolis, MN 55402                         Corporation (provides
Age 72                                        administrative services to
                                              boards); former Governor of
                                              Minnesota
-------------------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member         Trustee Professor of Economics
901 S. Marquette Ave.    since 2004           and Management, Bentley College;
Minneapolis, MN 55402                         former Dean, McCallum Graduate
Age 56                                        School of Business, Bentley
                                              College
-------------------------------------------------------------------------------------------------------------
Anne P. Jones            Board member         Attorney and Consultant
901 S. Marquette Ave.    since 1985
Minneapolis, MN 55402
Age 71
-------------------------------------------------------------------------------------------------------------
Jeffrey Laikind          Board member         Former Managing Director,          American Progressive
901 S. Marquette Ave.    since 2005           Shikiar Asset Management           Insurance
Minneapolis, MN 55402
Age 71
-------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.*   Board member         President Emeritus and Professor   Valmont Industries, Inc.
901 S. Marquette Ave.    since 2002 and       of Economics, Carleton College     (manufactures irrigation
Minneapolis, MN 55402    Chair of the Board                                      systems)
Age 67                   since 2007
-------------------------------------------------------------------------------------------------------------

* Effective Jan. 1, 2007 Stephen Lewis replaced Arne Carlson as Chair of the Board.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 71

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND        PRINCIPAL OCCUPATION               OTHER
AGE                      LENGTH OF SERVICE    DURING PAST FIVE YEARS             DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member         Director, Enterprise Asset         Strategic Distribution, Inc.
901 S. Marquette Ave.    since 2004           Management, Inc. (private real     (transportation,
Minneapolis, MN 55402                         estate and asset management        distribution and logistics
Age 54                                        company)                           consultants)
-------------------------------------------------------------------------------------------------------------
Vikki L. Pryor*          Board member         President and Chief Executive
901 S. Marquette Ave.    since 2006           Officer, SBLI USA Mutual Life
Minneapolis, MN 55402                         Insurance Company, Inc. since
Age 53                                        1999
-------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member         Chief Executive Officer,           Hybridon, Inc.
901 S. Marquette Ave.    since 2002           RiboNovix, Inc. since 2003         (biotechnology); American
Minneapolis, MN 55402                         (biotechnology); former            Healthways, Inc. (health
Age 62                                        President, Forester Biotech        management programs)
-------------------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS**

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND        PRINCIPAL OCCUPATION               OTHER
AGE                      LENGTH OF SERVICE    DURING PAST FIVE YEARS             DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
William F. Truscott      Board member         President - U.S. Asset
53600 Ameriprise         since 2001,          Management and Chief Investment
Financial Center         Vice President       Officer, Ameriprise Financial,
Minneapolis, MN 55474    since 2002           Inc. and President, Chairman of
Age 46                                        the Board and Chief Investment
                                              Officer, RiverSource
                                              Investments, LLC since 2005;
                                              President, Ameriprise
                                              Certificate Company since 2006;
                                              Senior Vice President - Chief
                                              Investment Officer, Ameriprise
                                              Financial, Inc. and Chairman of
                                              the Board and Chief Investment
                                              Officer, RiverSource
                                              Investments, LLC, 2001-2005
-------------------------------------------------------------------------------------------------------------

* Vikki L. Pryor resigned as a member of the Board, effective Jan. 11, 2007.
** Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.


------------------------------------------------------------------------------

72 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND        PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE    DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan      President            Senior Vice President - Asset Management, RiverSource
172 Ameriprise           since 2006           Investments, LLC since 2006; Managing Director and Global Head
Financial Center                              of Product, Morgan Stanley Investment Management, 2004-2006;
Minneapolis, MN 55474                         President, Touchstone Investments, 2002-2004; Director of
Age 41                                        Strategic Planning, Evergreen Investments, 1995-2002
-------------------------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President       Executive Vice President - Equity and Fixed Income, Ameriprise
172 Ameriprise           since 2004           Financial, Inc. and RiverSource Investments, LLC since 2006;
Financial Center                              Vice President - Investments, Ameriprise Certificate Company
Minneapolis, MN 55474                         since 2003; Senior Vice President - Fixed Income, Ameriprise
Age 42                                        Financial, Inc., 2002-2006 and RiverSource Investments, LLC,
                                              2004-2006; Managing Director, Zurich Global Assets, 2001-2002
-------------------------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President       Vice President - Asset Management and Trust Company Services,
5228 Ameriprise          since 2006           RiverSource Investments, LLC since 2006; Vice President -
Financial Center                              Operations and Compliance, RiverSource Investments, LLC,
Minneapolis, MN 55474                         2004-2006; Director of Product Development - Mutual Funds,
Age 41                                        Ameriprise Financial, Inc., 2001-2004
-------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer            Vice President - Investment Accounting, Ameriprise Financial,
105 Ameriprise           since 2002           Inc. since 2002; Vice President - Finance, American Express
Financial Center                              Company, 2000-2002
Minneapolis, MN 55474
Age 51
-------------------------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President,      Vice President and Chief Counsel - Asset Management,
5228 Ameriprise          General Counsel      Ameriprise Financial, Inc. since 2005; Vice President, General
Financial Center         and Secretary        Counsel and Secretary, Ameriprise Certificate Company since
Minneapolis, MN 55474    since 2006           2005; Vice President - Asset Management Compliance, Ameriprise
Age 47                                        Financial, Inc., 2004-2005; Senior Vice President and Chief
                                              Compliance Officer, U.S. Bancorp Asset Management, 2002-2004;
                                              Second Vice President and Assistant General Counsel, Hartford
                                              Life, 2001-2002
-------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance     U.S. Asset Management Chief Compliance Officer, RiverSource
172 Ameriprise           Officer since 2006   Investments, LLC since 2006; Director - Mutual Funds, Voyageur
Financial Center                              Asset Management, 2003-2006; Director of Finance, Voyageur
Minneapolis, MN 55474                         Asset Management, 2000-2003
Age 46
-------------------------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering     Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise          Prevention Officer   Ameriprise Financial, Inc. since 2004; Manager Anti-Money
Financial Center         since 2004           Laundering, Ameriprise Financial, Inc., 2003-2004; Compliance
Minneapolis, MN 55474                         Director and Bank Secrecy Act Officer, American Express
Age 42                                        Centurion Bank, 2000-2003
-------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT 73

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

74 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 ANNUAL REPORT

RIVERSOURCE(SM) TAX-EXEMPT HIGH INCOME FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS

                         This report must be accompanied or preceded by the
                         Fund's current prospectus. RiverSource(SM) mutual
                         funds are distributed by RiverSource Distributors,
                         Inc. and Ameriprise Financial Services, Inc.,
                         Members NASD, and managed by RiverSource
RIVERSOURCE [LOGO](SM)   Investments, LLC. These companies are part of
      INVESTMENTS        Ameriprise Financial, Inc.

                                                              S-6430 AD (1/07)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended Nov. 30, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Tax-Exempt Income Series, Inc. were as follows:

                        2006 - $46,600;                       2005 - $12,500

(b) Audit - Related Fees. The fees paid for the years ended Nov. 30, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Tax-Exempt Income Series, Inc. were as follows:

                        2006 - $834;                          2005 - $931

(c) Tax Fees. The fees paid for the years ended Nov. 30, to KPMG LLP for tax compliance related services for RiverSource Tax-Exempt Income Series, Inc. were as follows:

                        2006 - $7,100;                        2005 - $3,346

(d) All Other Fees. The fees paid for the years ended Nov. 30, to KPMG LLP for additional professional services rendered for RiverSource Tax-Exempt Income Series, Inc. were as follows:

                        2006 - $2,043;                        2005 - $775

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2006 and 2005 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended Nov. 30, by the registrant for non-audit services to KPMG LLP were as follows:

                        2006 - $61,543;                       2005 - $91,121

         The fees paid for the years ended Nov. 30, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2006 - $52,400;                       2005 - $87,000

(h) 100% of the services performed for item (g) above during 2006 and 2005 were pre-approved by the audit committee.

*2005 represents bills paid 12/1/04 - 11/30/05
 2006 represents bills paid 12/1/05 - 11/30/06

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in rule 30a-3(c)) of the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are sufficient to provide reasonable assurance that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time period specified in the Securities and Exchange Commission ("SEC") rules and forms or by the SEC staff, based upon such officers' evaluation of these controls and procedures as of January 23, 2007, which is a date within 90 days of the filing date of this report on Form N-CSR. The Registrant's principal executive officer and principal financial officer have also concluded that the Registrant's disclosure controls and procedures designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, were effective.

         Subsequent to the Registrant's fiscal year ended November 30, 2006, but prior to the issuance of the Registrant's financial statements for such fiscal year end and the evaluation of its internal controls in connection with the certifications in this N-CSR, the Registrant's management became aware that there was a control deficiency over financial reporting with respect to investments in municipal "inverse floater" programs for the RiverSource Tax-Exempt High-Income Fund (the "Fund"). As of and prior to November 30, 2006, the Fund's fiscal year end, the Registrant had accounted for such transfers as "sales" in accordance with the then-current practice in the mutual fund industry. After a review of such treatment with the Fund's independent public accountants, the Registrant applied the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140") to such transfers, adjusted the Fund's current year financial statements prior to their filing, and restated the Fund's financial statements for each of the four years in the period ended November 30, 2005. The restatement of the Fund's financial statements had no impact on net assets, net asset value per share, total return or net investment income.

         Since November 30, 2006 and prior to the issuance of the Fund's annual report, the operation of the Registrant's controls over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

         Following a review of financial statements of several other investment companies investing in similar instruments and in consultation with others in the investment company industry, Fund Management believes that, in general, other investment companies investing in similar investments over the same time periods accounted for such investments in a similar manner as the Fund prior to the restatement of the Fund's financial statements.

         (b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal controls over financial reporting. However, as discussed in the third paragraph under (a) above, the Registrant enhanced controls over the application of SFAS 140 subsequent to November 30, 2006.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Tax-Exempt Income Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   February 7, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   February 7, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   February 7, 2007